Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
TSF-NPRT1-1026
1.9887485.108
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class XR, CME Term SOFR 3 month Index + 1.1%, 4.8292% 7/18/2038 (i)(k)(l)	2,155,263	2,159,000
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (i)(k)(l)	7,000,000	7,002,625
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (i)(k)(l)	6,900,000	6,921,273
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (i)(k)(l)	6,155,000	6,155,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (i)(k)(l)	6,700,000	6,703,538
OCP CLO Ltd / OCP CLO LLC Series 2025-26A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.8295% 4/17/2037 (i)(k)(l)	3,400,000	3,399,867
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (i)(k)(l)	7,870,000	7,877,359
TOTAL BAILIWICK OF JERSEY		40,218,662
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (i)	231,498	232,257
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (i)	216,581	217,405
TOTAL CANADA		449,662
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Agl Clo 17 Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6837% 1/21/2035 (i)(k)(l)	2,500,000	2,501,698
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (i)(k)(l)	2,800,000	2,803,508
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8832% 4/22/2035 (i)(k)(l)	3,700,000	3,702,782
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (i)(k)(l)	5,583,462	5,584,076
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (i)(k)(l)	5,600,000	5,602,285
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (i)(k)(l)	3,000,000	3,001,809
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (i)(k)(l)	4,537,000	4,542,181
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (i)(k)(l)	4,500,000	4,500,428
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (i)(k)(l)	2,406,000	2,407,453
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (i)(k)(l)	4,111,000	4,114,531
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (i)(k)(l)	5,180,000	5,180,451
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (i)(k)(l)	4,800,000	4,800,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (i)	1,121,146	1,116,649
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (i)(k)(l)	4,930,000	4,936,833
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (i)(k)(l)	4,094,000	4,095,887
Madison Park Funding XLVI Ltd Series 2025-46A Class ARR, CME Term SOFR 3 month Index + 1%, 4.7529% 10/15/2034 (i)(k)(l)	2,000,000	2,000,876
Magnetite XXI Ltd Series 2026-21A Class AR2, CME Term SOFR 3 month Index + 0.98%, 4.7092% 4/20/2034 (i)(k)(l)	2,233,771	2,234,548
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (i)(k)(l)	3,656,000	3,658,874
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (i)(k)(l)	4,270,000	4,271,477
Oaktree CLO Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.7229% 1/15/2035 (i)(k)(l)	2,350,000	2,350,710
Octagon 57 Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.8229% 10/15/2034 (i)(k)(l)	1,450,000	1,451,855
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (i)(k)(l)	3,582,000	3,583,945
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (i)(k)(l)	4,284,806	4,285,989
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 1/15/2033 (i)(k)(l)	4,830,000	4,830,295
Sixth Street CLO VIII Ltd Series 2024-8A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 4.8792% 10/20/2034 (i)(k)(l)	2,500,000	2,503,803
Sixth Street CLO XIX Ltd Series 2025-19A Class X, CME Term SOFR 3 month Index + 1%, 4.7495% 7/17/2038 (i)(k)(l)	1,600,000	1,600,662
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (i)(k)(l)	2,950,000	2,950,687
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (i)(k)(l)	3,600,000	3,600,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		98,214,292
UNITED STATES - 0.2%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (i)	1,181,208	1,181,515
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (i)	4,531,323	4,529,664
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (i)	3,237,000	3,245,579
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (i)	3,445,000	3,420,640
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	186,590	187,093
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (i)	1,913,089	1,914,686
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (i)	79,794	79,951
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (i)	287,522	288,065
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (i)	230,173	230,248
Autonation Finance Trust Series 2026-N1A Class A3, 4.63% 12/16/2030 (i)	235,000	234,241
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (i)	150,000	150,051
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (i)	6,000,000	6,000,535
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (i)	690,000	688,704
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (i)	2,620,000	2,574,089
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (i)	1,815,000	1,779,490
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (i)	570,000	565,269
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (i)	1,565,000	1,564,276
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037	810,000	806,455
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (i)	94,455	94,848
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	2,776,141	2,781,206
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	173,407	173,576
CarMax Auto Owner Trust Series 2023-3 Class A3, 5.28% 5/15/2028	267,366	268,057
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	100,694	101,258
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	276,262	277,997
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	1,721,780	1,728,227
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	5,200,000	5,142,871
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	4,350,000	4,340,091
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	1,620,000	1,617,223
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	2,588,597	2,591,328
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	4,825,000	4,784,678
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	850,000	847,606
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (i)	243,196	244,122
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (i)	1,528,515	1,536,105
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (i)	1,994,206	2,000,458
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (i)	207,648	208,054
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (i)	242,040	242,756
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	636,934	638,964
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (i)	283,357	284,152
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (i)	703,600	704,339
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (i)	188,912	188,966
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (i)	2,613,000	2,616,428
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (i)	235,000	233,255
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (i)	50,021	50,274
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (i)	192,665	193,980
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (i)	938,369	940,346
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (i)	1,315,000	1,312,108
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (i)	665,000	659,288
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (i)	260,895	261,240
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (i)	41,956	41,994
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (i)	78,833	79,317
Enterprise Fleet Financing LLC Series 2023-3 Class A3, 6.41% 6/20/2030 (i)	3,777,000	3,834,748
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (i)	454,036	455,249
Enterprise Fleet Financing LLC Series 2024-1 Class A3, 5.16% 9/20/2030 (i)	6,970,000	7,010,914
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (i)	2,765,000	2,773,456
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (i)	3,184,203	3,186,972
Enterprise Fleet Financing LLC Series 2025-3 Class A3, 4.46% 9/20/2029 (i)	5,730,000	5,705,896
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (i)	338,565	340,529
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	3,270,000	3,261,477
Exeter Automobile Receivables Trust Series 2026-3A Class B, 4.7% 3/17/2031	3,735,000	3,718,812
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030	2,556,000	2,552,242
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	3,585,000	3,577,772
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (i)	1,850,942	1,851,628
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (i)(k)(l)	4,695,000	4,696,235
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (i)(k)(l)	5,500,000	5,496,937
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	205,220	205,756
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	1,831,916	1,835,157
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (i)	3,118,000	3,135,086
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (i)	4,220,000	4,243,715
Ford Credit Floorplan Master Owner Trust A Series 2024-2 Class A, 5.24% 4/15/2031 (i)	6,900,000	6,982,332
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	2,835,000	2,833,336
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,430,000	1,429,952
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	59,100	59,263
GM Financial Revolving Receivables Trust Series 2022-1 Class A, 5.91% 10/11/2035 (i)	6,800,000	6,908,234
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (i)	6,264,000	6,291,334
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (i)	65,045	65,134
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (i)	5,730,000	5,724,369
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (i)	1,712,572	1,711,402
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (i)	1,760,000	1,756,745
HPEFS Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (i)	1,000,000	994,365
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (i)	1,286,591	1,291,940
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	46,504	46,617
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	307,696	308,769
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	1,916,824	1,923,362
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (i)(k)(l)	4,000,000	3,999,976
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (i)	492,986	495,592
Lasar Series 2026-A Class A2, 4.59% 4/16/2029 (i)	2,650,000	2,649,677
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	348,540	349,402
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,987,028	1,987,223
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (i)	2,105,000	2,101,252
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (i)	1,063,000	1,066,236
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (i)	2,465,000	2,461,602
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (i)	1,220,000	1,212,979
Optn Series 2026-A Class A, 4.32% 1/9/2034 (i)	490,000	484,872
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (i)	408,200	409,154
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (i)	305,000	301,664
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (i)	1,379,720	1,361,206
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (i)	890,000	884,037
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (i)	72,619	72,832
Porsche Financial Auto Securitization Trust Series 2024-1A Class A3, 4.44% 1/22/2030 (i)	3,184,307	3,186,476
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (i)	1,121,943	1,122,437
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (i)	2,014,085	2,019,169
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (i)	260,989	261,073
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (i)	633,208	634,105
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (i)	944,822	943,872
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (i)	2,763,243	2,757,420
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (i)	2,745,000	2,721,399
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (i)	1,260,000	1,259,031
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (i)	66,328	66,381
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	2,961,584	2,965,352
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (i)	50,918	50,951
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (i)	148,904	148,987
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (i)	2,438,102	2,435,409
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (i)	219,801	220,214
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (i)	225,689	226,214
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (i)	191,276	192,246
SFS Auto Receivables Securitization Trust Series 2025-2A Class A3, 4.44% 12/20/2030 (i)	3,340,000	3,339,303
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (i)	429,121	429,070
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (i)	4,407,000	4,375,365
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (i)	4,348,000	4,335,903
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3, 4.27% 11/20/2028 (i)	5,510,000	5,492,385
Upstart Securitization Trust Series 2025-3 Class A2, 4.6% 9/20/2035 (i)	2,591,644	2,590,245
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (i)	1,330,000	1,329,900
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (i)	300,507	301,043
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	4,600,000	4,607,901
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	5,050,000	5,027,276
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	161,990	162,336
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	4,570,000	4,577,696
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (i)	4,395,000	4,392,064
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (i)	266,251	266,122
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (i)	263,781	265,165
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (i)	1,193,237	1,200,107
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6388% 6/21/2039 (i)(k)(l)	985,691	990,004
Wheels Fleet Lease Funding LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (i)	2,035,400	2,040,770
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (i)	3,517,465	3,515,662
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (i)	7,374,100	7,353,860
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (i)	3,785,000	3,753,168
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	40,111	40,209
World Omni Auto Receivables Trust Series 2023-D Class A3, 5.79% 2/15/2029	401,222	403,651
World Omni Auto Receivables Trust Series 2024-A Class A3, 4.86% 3/15/2029	1,008,925	1,011,467
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	898,254	902,296
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	307,597	307,827
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	850,000	843,166
TOTAL UNITED STATES		267,737,799
TOTAL ASSET-BACKED SECURITIES (Cost $407,128,928)		406,620,415

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.968% 7/14/2028 (k)	3,117,000	3,125,669
Morgan Stanley Bank NA 5.016% 1/12/2029 (k)	2,841,000	2,853,486

TOTAL UNITED STATES		5,979,155
TOTAL BANK NOTES (Cost $5,958,000)		5,979,155

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (i)(k)	126,350	125,905
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (i)(k)	175,861	174,154
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (i)(k)	2,745,947	2,728,777
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (i)	20,571	20,416
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (i)(k)	451,878	443,009
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (i)(k)	244,720	239,147
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (i)(k)	461,430	451,971
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (i)(k)	1,127,215	1,093,969
TOTAL UNITED STATES		5,277,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,260,985)		5,277,348

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (i)(k)(l)	3,835,000	3,854,175
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (i)(k)(l)	737,000	737,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (i)(k)(l)	560,000	560,700
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	850,859	842,717
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (f)(i)(k)(l)	929,963	931,125
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (i)(k)(l)	3,178,000	3,179,978
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (i)(k)(l)	6,373,000	6,380,967
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (i)(k)(l)	3,020,000	3,012,270
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (f)(i)(k)(l)	6,259,921	6,248,215
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (i)(k)(l)	2,631,778	2,635,067
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (i)(k)(l)	3,208,799	3,214,815
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (i)(k)	3,819,965	3,825,934
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (i)(k)(l)	2,711,523	2,717,454
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (i)(k)(l)	2,158,767	2,160,116
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (i)(k)	2,105,000	2,110,263
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (i)(k)(l)	896,172	896,172
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (i)(k)(l)	1,579,937	1,582,405
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (f)(i)(k)(l)	2,583,984	2,588,829
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (i)(k)	1,752,000	1,756,380
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (i)(k)(l)	3,223,159	3,227,188
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (i)(k)(l)	1,079,000	1,079,674
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (i)(k)	2,184,296	2,191,122
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (i)(k)(l)	1,294,000	1,295,618
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (i)(k)(l)	2,623,516	2,628,435
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (f)(i)(k)(l)	4,735,195	4,738,155
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	88,852	88,138
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	534,786	532,736
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (f)(i)(k)(l)	699,000	698,563
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (i)(k)(l)	1,111,000	1,111,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (i)(k)(l)	2,500,000	2,353,125
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (i)(k)(l)	3,123,670	3,125,623
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (i)(k)(l)	365,945	366,174
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (i)(k)(l)	2,398,000	2,399,499
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (i)(k)(l)	1,775,000	1,766,125
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (i)(k)	1,017,000	1,009,864
TOTAL UNITED STATES		77,845,621
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $77,851,256)		77,845,621

Common Stocks - 55.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Insurance - 0.0%
nib holdings Ltd/Australia	522,841	2,547,741
Materials - 0.0%
Metals & Mining - 0.0%
Glencore PLC	11,302,318	91,214,002
TOTAL AUSTRALIA		93,761,743
AUSTRIA - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	463,813	10,559,343
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG (b)	54,300	4,780,870
TOTAL AUSTRIA		15,340,213
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (b)	97,500	2,420,925
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	131,020	1,774,010
BELGIUM - 0.2%
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (d)	29,100	29,872,129
Argenx SE ADR (d)	102,300	105,538,818
		135,410,947
Pharmaceuticals - 0.1%
UCB SA	1,134,100	283,617,673
TOTAL BELGIUM		419,028,620
BERMUDA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nt Butterfield & Son Ltd/The (United States)	49,522	2,915,855
Capital Markets - 0.0%
Marex Group Ltd	704,753	51,080,498
TOTAL BERMUDA		53,996,353
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (d)	91,638	177,429,496
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	1,779,100	7,450,757
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (b)	54,400	8,205,152
TOTAL BRAZIL		193,085,405
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	46,429	2,390,629
CANADA - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Mty Food Group Inc (b)	220,900	5,551,389
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	1,712,600	103,142,770
Metro Inc/CN	184,400	11,711,020
TOTAL CONSUMER STAPLES		114,853,790
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (d)	14,264,200	109,403,980
Cenovus Energy Inc	404,780	13,002,493
Greenfire Resources Ltd (b)(d)	593,915	3,658,517
Greenfire Resources Ltd rights 9/15/2026 (d)	111,585	123,859
Imperial Oil Ltd (b)	2,619,200	344,212,337
Imperial Oil Ltd (United States) (b)	1,067,611	140,220,028
South Bow Corp (United States) (b)	546,300	20,633,751
Suncor Energy Inc	570,200	38,150,472
TOTAL ENERGY		669,405,437
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (d)	2,718,334	163,698,073
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (d)	215,400	46,600,192
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (b)(d)	75,435	501,643
TOTAL INDUSTRIALS		47,101,835
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (d)	492,000	72,506,040
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd (United States)	1,553,572	117,341,293
Metals & Mining - 0.0%
Altius Minerals Corp (b)	530,800	24,668,154
Hudbay Minerals Inc (United States) (b)	131,400	3,765,924
McEwen Inc (b)(d)	286,900	5,783,904
Metalla Royalty & Streaming Ltd (d)	380,300	3,962,726
Metalla Royalty & Streaming Ltd (United States) (b)(d)	733,200	7,639,944
Ssr Mining Inc (United States)	263,500	9,910,235
Teck Resources Ltd Class B (United States)	119,400	8,133,528
Triple Flag Precious Metals Corp (United States)	114,200	3,848,540
		67,712,955
Paper & Forest Products - 0.0%
Stella-Jones Inc	126,300	6,286,978
TOTAL MATERIALS		191,341,226
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (b)	74,920	2,863,442
TOTAL CANADA		1,267,321,232
CHINA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	913,500	4,090,586
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	1,884,000	3,712,305
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (i)(j)	675,814	618,612
TOTAL CHINA		8,421,503
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (d)	132,000	34,721,280
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (d)	1,056,900	32,288,295
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	2,141,600	38,321,100
Media - 0.0%
IPSOS SA	84,000	3,766,210
TOTAL COMMUNICATION SERVICES		42,087,310
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
AKWEL SADIR	5,700	42,506
Cie Generale des Etablissements Michelin SCA Series B	259,400	10,525,932
		10,568,438
Specialty Retail - 0.0%
Maisons du Monde SA (d)(i)(j)	324,600	81,440
TOTAL CONSUMER DISCRETIONARY		10,649,878
Consumer Staples - 0.0%
Food Products - 0.0%
Societe LDC SADIR	12,802	1,600,030
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA	172,300	3,748,212
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE (United States) (b)	258,520	22,829,901
TOTAL ENERGY		26,578,113
Financials - 0.0%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	208,726	2,121,400
Health Care - 0.0%
Biotechnology - 0.0%
Inventiva SA ADR (b)(d)	231,400	1,082,951
Industrials - 0.0%
Ground Transportation - 0.0%
Stef SA	52,034	7,530,836
Information Technology - 0.0%
IT Services - 0.0%
Sopra Steria Group	120,880	25,090,939
Software - 0.0%
Dassault Systemes SE	495,400	13,120,255
TOTAL INFORMATION TECHNOLOGY		38,211,194
TOTAL FRANCE		129,861,712
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	60,500	3,310,914
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG	1,582,075	90,047,821
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Takkt AG (d)	269,154	856,622
Machinery - 0.0%
JOST Werke SE (i)(j)	89,200	6,496,363
Norma Group SE (b)	84,262	1,957,491
Norma Group SE rights 9/15/2026 (b)(d)	84,246	69,967
		8,523,821
Trading Companies & Distributors - 0.0%
Brenntag SE	90,200	6,583,861
TOTAL INDUSTRIALS		15,964,304
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	127,000	5,279,628
TOTAL GERMANY		114,602,667
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	621,392	7,046,585
GREECE - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	196,880	2,698,494
Specialty Retail - 0.0%
JUMBO SA	310,460	9,375,986
TOTAL CONSUMER DISCRETIONARY		12,074,480
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Sarantis SA	428,287	7,163,665
Financials - 0.0%
Banks - 0.0%
Eurobank SA	1,634,500	8,706,766
National Bank of Greece SA	243,200	4,768,414
TOTAL FINANCIALS		13,475,180
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (b)	87,400	5,013,031
TOTAL GREECE		37,726,356
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	1,026,000	289,928
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	3,004,000	3,487,476
TOTAL HONG KONG		3,777,404
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp Ltd	824,100	2,007,265
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	2,000,888	7,521,661
TOTAL INDIA		9,528,926
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	143,200	1,823,852
Bank of Ireland Group PLC	418,600	9,230,978

TOTAL IRELAND		11,054,830
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	183,400	2,327,808
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV (OTC)	254,500	2,991,618
Brembo NV loyalty shares (d)	218,100	2,563,741
TOTAL CONSUMER DISCRETIONARY		5,555,359
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	237,700	14,719,216
Davide Campari-Milano NV (b)	2,376,000	16,038,153
		30,757,369
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (b)	270,309	1,937,241
TOTAL CONSUMER STAPLES		32,694,610
Financials - 0.0%
Capital Markets - 0.0%
Banca Generali SpA	135,820	10,420,162
Financial Services - 0.0%
BFF Bank SpA (d)(i)(j)	711,400	2,597,971
TOTAL FINANCIALS		13,018,133
TOTAL ITALY		51,268,102
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	619,300	4,438,802
Distributors - 0.0%
Arata Corp	146,400	2,497,277
Household Durables - 0.0%
FJ Next Holdings Co Ltd	114,900	1,486,687
TOTAL CONSUMER DISCRETIONARY		8,422,766
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Belc Co Ltd	41,100	1,757,202
G-7 Holdings Inc	443,100	4,019,105
YAKUODO Holdings Co Ltd	41,300	429,675
		6,205,982
Food Products - 0.0%
S Foods Inc (b)	117,100	2,143,351
Household Products - 0.0%
Transaction Co Ltd (b)	100,800	748,349
TOTAL CONSUMER STAPLES		9,097,682
Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	194,000	3,898,216
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc (b)	665,200	3,768,426
Building Products - 0.0%
Nihon Dengi Co Ltd (b)	308,000	4,557,822
Nihon Flush Co Ltd	97,378	430,962
		4,988,784
Commercial Services & Supplies - 0.0%
Green Cross Holdings Co Ltd	5,000	42,347
Prestige International Inc	523,110	2,354,405
		2,396,752
Construction & Engineering - 0.0%
Raiznext Corp	206,100	3,973,634
Machinery - 0.0%
Daiwa Ltd	325,400	3,542,226
Professional Services - 0.0%
Altech Corp	178,400	992,786
Creek & River Co Ltd	91,800	887,831
Quick Co Ltd	539,200	2,919,612
Visional Inc (d)	40,300	2,394,791
Will Group Inc (b)	187,400	1,413,565
		8,608,585
Trading Companies & Distributors - 0.0%
Chori Co Ltd	82,100	2,194,473
ITOCHU Corp	948,000	12,503,654
Mitani Corp	15,600	348,131
Totech Corp	98,100	2,361,155
		17,407,413
TOTAL INDUSTRIALS		44,685,820
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Daiwabo Holdings Co Ltd	177,460	4,226,825
Maruwa Co Ltd/Aichi	12,900	4,295,962
Riken Keiki Co Ltd	36,400	783,825
		9,306,612
IT Services - 0.0%
Avant Group Corp	185,100	1,389,264
DTS Corp	449,200	3,228,054
NSD Co Ltd	213,400	3,956,750
TDC Soft Inc	291,400	1,915,305
		10,489,373
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)(d)	211,600	7,670,499
Kioxia Holdings Corp (d)	39,000	12,058,567
Renesas Electronics Corp	1,091,000	22,816,720
SUMCO Corp	699,420	14,712,829
		57,258,615
Software - 0.0%
Cresco Ltd	579,600	7,466,772
System Research Co Ltd (b)	296,700	3,649,549
		11,116,321
TOTAL INFORMATION TECHNOLOGY		88,170,921
Materials - 0.0%
Chemicals - 0.0%
C Uyemura & Co Ltd	56,000	7,007,449
Construction Materials - 0.0%
Vertex Corp/Japan	69,000	512,263
TOTAL MATERIALS		7,519,712
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	346,000	2,035,931
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	953,800	16,731,312
TOTAL JAPAN		180,562,360
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	41,065	840,948
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	95,269	12,409,517
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	31,300	1,378,098
Value Added Technology Co Ltd	80,700	1,109,611
Vieworks Co Ltd	107,300	2,130,635
TOTAL HEALTH CARE		4,618,344
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
S-1 Corp	2,800	167,309
Machinery - 0.0%
Hy-Lok Corp	70,316	1,727,957
Professional Services - 0.0%
e-Credible Co Ltd	47,700	504,808
TOTAL INDUSTRIALS		2,400,074
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	233,184	4,587,651
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc ADR (b)	369,900	60,878,142
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	48,170	9,159,871
TOTAL INFORMATION TECHNOLOGY		74,625,664
Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	7,840	1,963,885
TOTAL KOREA (SOUTH)		96,858,432
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	2,007,400	1,839,867
MEXICO - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV Series B	55,700	810,145
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,272,200	988,032
TOTAL MEXICO		1,798,177
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	138,515	10,923,293
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	110,100	3,088,463
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	5,800	448,347
Health Care - 0.0%
Biotechnology - 0.0%
Newamsterdam Pharma Co NV (b)(d)	2,289,295	58,010,735
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV	135,000	15,696,606
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	87,500	148,400,875
BE Semiconductor Industries NV	153,443	34,844,300
NXP Semiconductors NV	180,576	40,564,593
TOTAL INFORMATION TECHNOLOGY		223,809,768
TOTAL NETHERLANDS		301,053,919
NORWAY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (i)(j)	984,481	9,292,974
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (d)	92,200	4,491,984
Financials - 0.0%
Banks - 0.0%
SpareBank 1 Nord Norge	45,200	824,303
Sparebank 1 Oestlandet	205,120	4,376,479
TOTAL FINANCIALS		5,200,782
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (i)(j)	45,600	704,710
Norconsult Norge AS	234,600	970,412
TOTAL INDUSTRIALS		1,675,122
TOTAL NORWAY		20,660,862
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	2,929,000	798,450
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	885,000	22,149,013
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	224,580	1,831,244
TOTAL PORTUGAL		23,980,257
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (d)	210,720	1,801,656
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	571,766	15,940,836
Popular Inc	181,889	30,591,911
		46,532,747
Financial Services - 0.0%
EVERTEC Inc	1,227,478	36,370,173
TOTAL FINANCIALS		82,902,920
TOTAL PUERTO RICO		84,704,576
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,687,200	3,716,592
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	466,680	13,606,011
Financials - 0.0%
Banks - 0.0%
Bankinter SA	388,200	7,514,477
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA	112,111	587,304
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA	260,900	10,946,108
TOTAL SPAIN		32,653,900
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	286,417	34,716,605
Industrials - 0.0%
Building Products - 0.0%
Inwido AB	67,800	1,247,316
Machinery - 0.0%
Atlas Copco AB A Shares	1,396,400	29,969,437
Beijer Alma AB B Shares	232,520	7,319,622
		37,289,059
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	43,100	609,308
TOTAL INDUSTRIALS		39,145,683
TOTAL SWEDEN		73,862,288
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	1,566,832	42,226,122
Financials - 0.0%
Capital Markets - 0.0%
Vontobel Holding AG	27,634	3,186,106
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	4,723	1,378,893
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	456,622	93,721,666
TOTAL SWITZERLAND		140,512,787
TAIWAN - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Elite Material Co Ltd	225,000	38,893,186
Thinking Electronic Industrial Co Ltd	202,000	1,605,504
Unimicron Technology Corp	1,286,000	40,492,399
		80,991,089
Semiconductors & Semiconductor Equipment - 0.4%
MediaTek Inc	1,176,000	145,582,018
Silicon Motion Technology Corp ADR	62,180	15,348,511
Sitronix Technology Corp	21,000	191,414
Taiwan Semiconductor Manufacturing Co Ltd	2,532,000	190,392,583
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,353,253	562,033,036
Topco Scientific Co Ltd	507,455	8,242,691
		921,790,253
Technology Hardware, Storage & Peripherals - 0.0%
TSC Auto ID Technology Co Ltd	48,290	280,293
TOTAL TAIWAN		1,003,061,635
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (d)	323,457	133,565,099
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
B&M European Value Retail plc	4,674,700	15,050,103
Distributors - 0.0%
Inchcape PLC	1,899,567	21,865,393
Diversified Consumer Services - 0.0%
ME Group International PLC (b)	2,308,483	4,060,137
Hotels, Restaurants & Leisure - 0.0%
Hollywood Bowl Group PLC	696,700	2,638,560
Household Durables - 0.0%
Barratt Redrow PLC	1,075,353	4,636,503
Specialty Retail - 0.0%
Dunelm Group PLC	455,600	5,370,841
JD Sports Fashion PLC	3,352,554	3,938,530
Pets at Home Group Plc	3,113,800	9,223,169
		18,532,540
TOTAL CONSUMER DISCRETIONARY		66,783,236
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo PLC	776,884	17,860,462
Diageo PLC ADR (b)	522,705	48,010,454
		65,870,916
Personal Care Products - 0.0%
Unilever PLC ADR	1,314,900	85,271,265
Tobacco - 0.2%
British American Tobacco PLC	210,283	11,684,121
British American Tobacco PLC ADR	5,527,079	307,139,781
Imperial Brands PLC	406,080	13,874,553
		332,698,455
TOTAL CONSUMER STAPLES		483,840,636
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	313,640	24,510,966
Oil, Gas & Consumable Fuels - 0.0%
DCC Energy plc	150,100	12,955,656
TOTAL ENERGY		37,466,622
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	138,300	5,233,877
AJ Bell PLC	375,500	3,124,047
Rathbones Group PLC	675,540	15,670,907
		24,028,831
Insurance - 0.0%
Aviva PLC	1,087,644	10,764,326
TOTAL FINANCIALS		34,793,157
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC (United States)	1,643,489	266,458,872
GSK PLC	1,314,432	33,057,417
GSK PLC ADR	8,018,227	402,915,907
TOTAL HEALTH CARE		702,432,196
Industrials - 0.1%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	357,000	2,454,955
Rolls-Royce Holdings PLC	4,965,700	100,923,722
		103,378,677
Commercial Services & Supplies - 0.0%
Mitie Group PLC	1,888,403	5,337,628
Machinery - 0.0%
Bodycote PLC	299,976	3,711,048
Passenger Airlines - 0.0%
JET2 PLC	496,385	10,277,354
Professional Services - 0.0%
Wilmington PLC	114,400	418,532
Trading Companies & Distributors - 0.0%
Bunzl PLC	191,689	7,251,902
RS GROUP PLC	2,157,291	22,113,473
		29,365,375
TOTAL INDUSTRIALS		152,488,614
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Savills PLC	659,400	9,560,311
TOTAL UNITED KINGDOM		1,487,364,772
UNITED STATES - 53.4%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.2%
AT&T Inc	9,613,362	248,889,942
Comcast Corp Class A	4,294,913	114,330,584
IDT Corp Class B	75,127	5,125,164
Iridium Communications Inc	81,700	3,838,266
Lumen Technologies Inc (d)	694,500	4,340,625
Space Exploration Technologies Corp Class A	633,649	91,049,025
Verizon Communications Inc	1,130,165	56,530,853
		524,104,459
Entertainment - 0.3%
Cinemark Holdings Inc	130,940	4,662,773
IMAX Corp (b)(d)	74,900	3,834,880
Live Nation Entertainment Inc (d)	10,311	1,854,846
Madison Square Garden Sports Corp Class A (d)	111,400	42,858,922
Netflix Inc (d)	1,093,475	88,626,149
Playtika Holding Corp	113,089	256,712
ROBLOX Corp Class A (d)	465,500	19,220,495
Roku Inc Class A (d)	97,857	15,356,699
Sphere Entertainment Co Class A (b)(d)	357,400	48,713,620
Spotify Technology SA (d)	185,700	100,950,234
Take-Two Interactive Software Inc (d)	11,342	2,491,837
TKO Group Holdings Inc Class A (b)	10,236	1,869,196
Walt Disney Co/The	988,999	106,366,842
Warner Bros Discovery Inc (d)	15,633,340	446,019,191
Warner Music Group Corp Class A	1,431,700	40,388,257
		923,470,653
Interactive Media & Services - 3.2%
Alphabet Inc Class A	9,657,749	3,277,357,124
Alphabet Inc Class C	8,034,475	2,694,843,260
Angi Inc Class A (d)	101,536	472,142
Cars.com Inc (d)	1,048,100	12,262,770
Meta Platforms Inc Class A	4,195,921	2,401,493,426
People Inc Class A (d)	45,862	1,755,597
Pinterest Inc Class A (d)	387,936	8,422,091
Reddit Inc Class A (d)	8,510	1,257,863
Yelp Inc Class A (d)	212,947	4,759,365
		8,402,623,638
Media - 0.3%
AppLovin Corp Class A (d)	17,531	5,470,724
Charter Communications Inc Class A (b)(d)	7,456	1,136,593
EchoStar Corp Class A (d)	8,880	767,587
Fox Corp Class A (b)	4,141,486	278,929,082
Fox Corp Class B	9,060	545,593
Magnite Inc (d)	139,700	3,281,553
New York Times Co/The Class A	891,642	59,980,757
News Corp Class A	23,779	730,253
News Corp Class B	457,010	15,725,714
Nexstar Media Group Inc	147,630	26,887,852
Omnicom Group Inc (b)	3,470,070	303,735,227
Paramount Skydance Corp Class B (b)	20,553	224,233
Trade Desk Inc (The) Class A (d)	1,646,200	22,585,864
Versant Media Group Inc Class A	894,531	36,783,115
		756,784,147
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	726,812	131,145,957
TOTAL COMMUNICATION SERVICES		10,738,128,854
Consumer Discretionary - 5.1%
Automobile Components - 0.0%
Aptiv PLC (d)	487,189	21,806,580
Dorman Products Inc (d)	50,700	6,532,695
Gentex Corp	804,705	18,001,251
LCI Industries	87,230	8,777,955
Lear Corp	75,758	9,468,992
Patrick Industries Inc (b)	134,400	10,983,168
Phinia Inc	139,350	9,537,114
Versigent PLC	234,633	11,121,604
		96,229,359
Automobiles - 0.5%
Ford Motor Co	3,031,453	42,258,455
General Motors Co	3,578,101	308,861,678
Tesla Inc (d)	2,933,596	1,079,416,648
		1,430,536,781
Broadline Retail - 2.4%
Amazon.com Inc (d)	23,383,474	6,074,325,041
eBay Inc	58,962	6,106,105
Etsy Inc (d)	218,501	17,770,686
Ollie's Bargain Outlet Holdings Inc (d)	159,400	12,021,948
		6,110,223,780
Distributors - 0.0%
Genuine Parts Co	255,268	34,632,210
GigaCloud Technology Inc Class A (b)(d)	454,826	22,072,705
LKQ Corp	889,900	22,336,490
		79,041,405
Diversified Consumer Services - 0.2%
ADT Inc	2,869,539	21,205,893
Carriage Services Inc (b)	526,778	17,726,080
Covista Inc (b)(d)	466,887	61,783,157
Frontdoor Inc (d)	265,048	21,434,432
Grand Canyon Education Inc (d)	268,595	39,786,977
H&R Block Inc	1,979,205	102,225,938
Laureate Education Inc (d)	2,463,767	92,465,176
Perdoceo Education Corp	222,205	7,386,094
Service Corp International/US	1,403,717	114,599,456
		478,613,203
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (d)	726,733	133,152,020
Aramark	553,765	31,182,507
Booking Holdings Inc	595,187	118,495,780
Boyd Gaming Corp	212,481	16,486,401
Brightstar Lottery PLC (b)	1,284,357	14,474,703
Brinker International Inc (d)	117,927	26,946,320
Caesars Entertainment Inc (d)	104,654	3,108,224
Carnival Corp Ltd	5,742,976	137,199,698
Cava Group Inc (b)(d)	662,000	43,526,500
Cheesecake Factory Inc/The	218,581	23,932,434
Chipotle Mexican Grill Inc (d)	1,469,583	55,888,241
Churchill Downs Inc	357,936	31,312,241
Darden Restaurants Inc	7,463	1,599,022
Domino's Pizza Inc	622,935	213,081,147
DoorDash Inc Class A (d)	163,858	37,972,453
Dutch Bros Inc Class A (d)	1,657,873	81,003,675
El Pollo Loco Holdings Inc (d)	95,749	1,462,087
Expedia Group Inc Class A	437,868	138,856,701
Global Business Travel Group I Class A (d)	97,964	926,739
Hilton Worldwide Holdings Inc	548,494	173,477,683
Kura Sushi USA Inc Class A (d)	26,079	1,190,767
Las Vegas Sands Corp	19,429	851,184
Lindblad Expeditions Holdings Inc (d)	943,000	25,046,080
Marriott International Inc/MD Class A1	291,561	99,643,887
McDonald's Corp	136,445	35,958,715
MGM Resorts International (d)	12,503	517,124
Monarch Casino & Resort Inc	44,532	5,363,879
Norwegian Cruise Line Holdings Ltd (d)	29,916	482,844
Pursuit Attractions and Hospitality Inc (d)	68,200	3,273,600
Red Rock Resorts Inc Class A (b)	239,338	13,441,222
Royal Caribbean Cruises Ltd	16,252	4,367,562
Rush Street Interactive Inc Class A (d)	140,500	3,619,280
Starbucks Corp	1,260,850	133,965,313
Texas Roadhouse Inc	7,668	1,499,861
Travel + Leisure Co	236,424	16,256,514
Viking Holdings Ltd (d)	1,133,300	97,622,462
Wingstop Inc (b)	312,491	34,211,515
Wyndham Hotels & Resorts Inc	349,417	25,738,056
Wynn Resorts Ltd	673,501	61,477,171
Yum! Brands Inc	357,259	54,771,377
		1,903,382,989
Household Durables - 0.4%
Cavco Industries Inc (d)	28,453	15,908,926
Champion Homes Inc (d)	16,475	1,470,723
DR Horton Inc	290,359	41,974,297
Garmin Ltd	604,313	171,691,366
Installed Building Products Inc	83,241	20,213,412
KB Home	404,382	21,553,561
Lennar Corp Class A	14,025	1,179,643
M/I Homes Inc (d)	125,392	18,659,584
Meritage Homes Corp	541,900	37,624,117
Mohawk Industries Inc (d)	439,400	56,353,050
NVR Inc (d)	176	1,111,480
PulteGroup Inc	1,474,610	186,272,735
Somnigroup International Inc (b)	3,902,692	252,699,307
Toll Brothers Inc	872,898	125,217,218
Whirlpool Corp (b)	523,152	21,365,528
		973,294,947
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	28,900	1,784,316
Hasbro Inc	227,677	21,424,406
Latham Group Inc (d)	328,572	2,323,004
YETI Holdings Inc (d)	471,200	19,342,760
		44,874,486
Specialty Retail - 0.8%
Abercrombie & Fitch Co Class A (d)	289,563	41,430,674
Academy Sports & Outdoors Inc (b)	1,467,579	63,047,194
AutoNation Inc (d)	202,151	40,682,889
AutoZone Inc (d)	1,074	3,212,592
Bath & Body Works Inc	2,023,802	38,958,189
Best Buy Co Inc	67,814	5,435,292
Bob's Discount Furniture Inc (b)	1,569,800	26,419,734
Boot Barn Holdings Inc (d)	56,520	8,513,608
Buckle Inc/The	110,688	4,715,309
Caleres Inc (b)	731,092	8,904,701
Carvana Co Class A (d)	46,673	3,428,599
Chewy Inc Class A (d)	876,671	20,864,770
Dick's Sporting Goods Inc (b)	703,473	95,039,202
Five Below Inc (d)	208,052	51,355,556
Floor & Decor Holdings Inc Class A (d)	356,700	17,931,309
GameStop Corp Class A (b)(d)	340,453	6,257,526
Gap Inc/The	612,947	13,674,848
Group 1 Automotive Inc (b)	75,914	20,461,860
Home Depot Inc/The	1,099,506	360,451,052
Lithia Motors Inc	245,300	90,103,596
Lowe's Cos Inc	3,506,874	717,857,108
Monro Inc	109,415	1,363,310
Murphy USA Inc	150,598	77,616,703
National Vision Holdings Inc (d)	800,187	13,667,194
O'Reilly Automotive Inc (d)	53,999	4,795,111
RH (d)	101,122	15,082,346
Ross Stores Inc	905,119	206,855,896
Sally Beauty Holdings Inc (d)	356,524	5,839,863
Signet Jewelers Ltd	176,013	14,482,350
TJX Cos Inc/The	248,497	33,276,233
Tractor Supply Co	34,173	1,192,637
Ulta Beauty Inc (d)	2,838	1,524,289
Urban Outfitters Inc (d)	252,600	20,382,294
Valvoline Inc (b)(d)	428,900	13,750,534
Williams-Sonoma Inc	7,672	1,751,134
		2,050,325,502
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (d)	198,000	23,835,240
Deckers Outdoor Corp (d)	620,038	53,992,909
Kontoor Brands Inc	238,269	17,967,865
Lululemon Athletica Inc (d)	22,023	2,648,486
NIKE Inc Class B	2,521,055	98,472,409
Oxford Industries Inc (b)	178,634	6,839,896
PVH Corp	727,549	53,955,034
Ralph Lauren Corp Class A	73,519	25,503,741
Steven Madden Ltd	628,843	27,153,441
Tapestry Inc	13,165	1,624,429
VF Corp	595,900	8,008,896
Wolverine World Wide Inc	1,330,639	26,253,507
		346,255,853
TOTAL CONSUMER DISCRETIONARY		13,512,778,305
Consumer Staples - 2.8%
Beverages - 0.8%
Brown-Forman Corp Class A (b)	190,340	5,184,862
Brown-Forman Corp Class B (b)	1,473,171	39,142,153
Celsius Holdings Inc (b)(d)	274,700	8,639,315
Coca-Cola Co/The	10,442,436	925,930,800
Coca-Cola Consolidated Inc	284,119	55,565,153
Constellation Brands Inc Class A	451,340	58,954,031
Keurig Dr Pepper Inc	28,107,531	895,505,938
Molson Coors Beverage Co Class B (b)	176,721	7,026,427
Monster Beverage Corp (d)	1,747,242	80,233,353
National Beverage Corp	86,083	2,722,805
PepsiCo Inc	585,361	82,149,563
Primo Brands Corp Class A	1,562,700	35,660,814
Vita Coco Co Inc/The (d)	35,900	2,107,868
		2,198,823,082
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings Inc (d)	1,964,496	178,081,562
Casey's General Stores Inc	2,408	1,811,321
Costco Wholesale Corp	313,312	295,732,064
Dollar General Corp	58,979	7,475,588
Dollar Tree Inc (d)	2,737,245	346,507,845
Ingles Markets Inc Class A	49,311	4,033,640
Kroger Co/The	5,139,757	295,741,618
Maplebear Inc (d)	417,460	21,090,079
Performance Food Group Co (d)	730,500	72,443,685
PriceSmart Inc	151,261	25,715,883
Sprouts Farmers Market Inc (d)	2,068,614	169,709,093
Sysco Corp	578,894	46,936,726
Target Corp	2,329,011	374,691,290
US Foods Holding Corp (d)	175,700	18,420,388
Walmart Inc	4,233,686	443,986,651
		2,302,377,433
Food Products - 0.1%
Archer-Daniels-Midland Co	31,404	2,552,831
Bunge Global SA	8,850	1,028,459
Conagra Brands Inc	96,367	1,543,799
Darling Ingredients Inc (d)	100,023	6,628,524
Flowers Foods Inc (b)	105,328	728,870
Freshpet Inc (d)	128,200	8,956,052
General Mills Inc	34,775	1,432,730
Hershey Co/The	9,659	1,702,012
Hormel Foods Corp	19,004	415,236
Ingredion Inc	176,100	18,219,306
JM Smucker Co	37,148	4,872,332
Kraft Heinz Co/The	55,631	1,428,048
Lamb Weston Holdings Inc	813,500	44,360,155
Mama's Creations Inc (d)	92,256	1,497,315
Marzetti Company/The	74,580	8,401,437
McCormick & Co Inc/MD	16,550	897,341
Mondelez International Inc	730,343	45,332,390
Post Holdings Inc (d)	131,400	10,953,504
Simply Good Foods Co/The (d)	313,009	3,583,953
Tootsie Roll Industries Inc Class A	66,052	2,698,885
Tyson Foods Inc Class A	18,383	1,013,639
		168,246,818
Household Products - 0.5%
Church & Dwight Co Inc	165,497	16,513,291
Clorox Co/The	7,879	769,620
Colgate-Palmolive Co	1,533,265	137,717,862
Energizer Holdings Inc	104,600	2,278,188
Kimberly-Clark Corp (b)	3,912,461	422,350,165
Procter & Gamble Co/The	5,860,390	850,459,797
Reynolds Consumer Products Inc	200,982	4,652,733
WD-40 Co	49,565	10,614,345
		1,445,356,001
Personal Care Products - 0.2%
elf Beauty Inc (d)	97,800	10,665,090
Estee Lauder Cos Inc/The Class A	1,580,054	161,639,524
Herbalife Ltd (d)	379,697	4,172,870
Kenvue Inc	16,140,258	304,728,071
		481,205,555
Tobacco - 0.3%
Altria Group Inc	306,147	20,964,947
Philip Morris International Inc	4,638,430	868,777,939
Turning Point Brands Inc	66,077	5,350,254
		895,093,140
TOTAL CONSUMER STAPLES		7,491,102,029
Energy - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	505,632	32,132,914
Cactus Inc Class A	239,172	16,818,575
Expro Ltd (b)	386,092	6,995,987
Flowco Holdings Inc Class A (b)	898,209	19,706,705
Halliburton Co	402,248	14,822,839
HMH Holding Inc Class A (d)	115,900	2,232,233
Innovex International Inc (d)	107,000	3,281,690
Kodiak Gas Services Inc	114,936	6,754,789
National Energy Services Reunited Corp (d)	451,360	15,847,250
SLB Ltd	549,618	33,032,042
Solaris Energy Infrastructure Inc Class A (b)	273,810	13,901,334
Transocean Ltd (b)(d)	608,844	3,537,384
WaterBridge Infrastructure LLC Class A	64,300	2,044,739
		171,108,481
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp	1,279,240	28,680,561
Antero Resources Corp (d)	4,741,158	182,439,760
APA Corp	504,732	21,779,186
California Resources Corp	97,292	5,159,395
Centrus Energy Corp Class A (b)(d)	7,700	1,319,780
Cheniere Energy Inc	3,347	976,286
Chevron Corp	1,287,566	265,418,855
Chord Energy Corp	271,017	39,869,311
ConocoPhillips	5,918,621	784,158,096
Core Natural Resources Inc	255,265	26,113,610
CVR Energy Inc	468,100	19,594,666
Devon Energy Corp	280,606	13,612,197
Diamondback Energy Inc	772,105	154,791,610
Dorian LPG Ltd	134,300	6,720,372
DT Midstream Inc	401,105	52,552,777
Energy Transfer LP	956,000	20,563,560
EOG Resources Inc	231,538	33,563,748
EQT Corp	40,756	2,208,160
Expand Energy Corp	203,605	19,985,867
ExxonMobil Holdings Corp	17,119,118	2,755,322,042
Gulfport Energy Corp (d)	109,220	19,599,529
HF Sinclair Corp	106,521	10,823,599
Kinder Morgan Inc	3,083,845	99,423,163
Marathon Petroleum Corp	46,062	17,195,866
Murphy Oil Corp	218,200	7,946,844
Occidental Petroleum Corp	563,122	33,888,682
ONEOK Inc	41,053	3,941,499
Ovintiv Inc	5,020,832	329,617,621
Phillips 66	387,919	95,653,067
Range Resources Corp (b)	513,900	21,234,348
Shell PLC	719,367	32,958,679
Shell PLC ADR (b)	9,185,284	839,994,222
Shell PLC rights (d)(h)	719,367	280,985
Sunoco LP	256,400	19,496,656
Sunococorp LLC	676,112	52,533,902
Targa Resources Corp	699,180	205,314,207
Texas Pacific Land Corp (b)	3,775	1,413,134
Unit Corp	23,700	772,620
Valero Energy Corp	422,173	151,526,333
Williams Cos Inc/The	106,894	8,022,395
		6,386,467,190
TOTAL ENERGY		6,557,575,671
Financials - 8.2%
Banks - 3.1%
Ameris Bancorp	44,000	3,707,000
Associated Banc-Corp	172,408	5,277,409
Axos Financial Inc (d)	1,166,286	112,884,822
Bancorp Inc/The (d)	155,660	10,117,900
Bank of America Corp (e)	33,046,305	2,046,888,132
BOK Financial Corp	74,450	10,131,156
Camden National Corp (b)	125,968	7,114,673
Citigroup Inc	3,117,960	410,385,895
Citizens Financial Group Inc	92,610	6,378,051
Columbia Financial Inc	265,600	3,086,272
Commerce Bancshares Inc/MO	109,950	6,345,215
Community Financial System Inc	99,868	6,266,717
CVB Financial Corp	288,240	6,390,281
East West Bancorp Inc	1,793,071	227,468,987
Eastern Bankshares Inc (b)	7,006,526	153,863,311
Esquire Financial Holdings Inc	24,553	2,743,061
Fifth Third Bancorp	59,055	3,175,387
First Bancorp/Southern Pines NC	67,900	4,306,897
First Busey Corp	77,400	2,329,740
First Hawaiian Inc	96,300	2,466,243
First Interstate BancSystem Inc Class A (b)	579,780	21,341,702
FNB Corp/PA	3,233,903	58,954,052
Hancock Whitney Corp	807,084	60,119,687
Home BancShares Inc/AR	89,262	2,629,659
Huntington Bancshares Inc/OH	13,243,133	220,961,674
JPMorgan Chase & Co (e)	2,101,509	748,179,234
KeyCorp (b)	10,341,206	223,473,462
M&T Bank Corp (b)	1,617,350	378,362,859
NBT Bancorp Inc	114,700	5,897,874
Northrim BanCorp Inc	80,795	2,065,928
Old National Bancorp/IN	7,100,368	181,627,413
Pathward Financial Inc	122,296	9,962,232
Pinnacle Financial Partners Inc	1,900,539	189,996,884
Plumas Bancorp	93,400	5,718,882
PNC Financial Services Group Inc/The	759,901	182,095,077
Preferred Bank/Los Angeles CA (b)	41,329	4,233,329
Prosperity Bancshares Inc	117,276	8,392,271
QCR Holdings Inc	92,444	9,195,405
Regions Financial Corp	55,606	1,661,507
Texas Capital Bancshares Inc	25,369	2,465,359
Truist Financial Corp	1,188,381	58,919,930
UMB Financial Corp	464,278	65,755,693
United Community Banks Inc/GA	611,418	21,301,803
Univest Financial Corp	107,860	4,478,347
US Bancorp	8,459,753	520,951,590
Washington Trust Bancorp Inc (b)	112,400	4,398,212
Wells Fargo & Co	22,750,174	1,965,387,532
West BanCorp Inc	222,200	6,277,150
Western Alliance Bancorp	241,000	18,829,330
Wintrust Financial Corp	402,940	60,586,058
Zions Bancorp NA	207,040	13,807,498
		8,089,354,782
Capital Markets - 1.9%
Acadian Asset Management Inc	97,124	9,149,081
Ameriprise Financial Inc	327,369	181,071,068
Ares Management Corp Class A (b)	13,744	1,967,728
Artisan Partners Asset Management Inc Class A	258,968	11,024,268
Bank of New York Mellon Corp/The	2,006,586	323,622,190
Blackrock Inc	151,886	175,520,980
Blackstone Inc	48,406	6,933,675
Blue Owl Capital Inc Class A (b)	10,064,121	123,184,841
Carlyle Group Inc/The	1,160,300	56,146,917
Cboe Global Markets Inc (b)	53,126	15,948,425
Charles Schwab Corp/The	8,294,807	910,935,705
CME Group Inc Class A	118,071	33,709,271
Cohen & Steers Inc	101,236	8,166,708
Coinbase Global Inc Class A (d)	14,493	2,726,423
Evercore Inc Class A	333,062	95,398,949
FactSet Research Systems Inc (b)	138,731	43,499,105
Federated Hermes Inc Class B	631,119	40,170,724
Franklin Templeton Inc	19,977	682,215
Goldman Sachs Group Inc/The (e)	82,342	84,474,658
Hamilton Lane Inc Class A	424,989	46,247,303
Houlihan Lokey Inc Class A	198,745	26,490,721
Interactive Brokers Group Inc Class A	29,028	2,824,134
Intercontinental Exchange Inc	1,248,748	200,673,804
Invesco Ltd	28,885	946,850
KKR & Co Inc Class A	3,783,066	415,078,002
Lazard Inc	1,073,795	46,420,158
Lincoln International Inc Class A	391,162	9,872,929
LPL Financial Holdings Inc	46,100	17,063,224
MarketAxess Holdings Inc	136,624	22,219,161
Moelis & Co Class A	271,972	18,513,134
Moody's Corp	470,701	237,534,553
Morgan Stanley	425,585	90,785,792
Morningstar Inc	119,412	26,144,063
MSCI Inc	17,044	9,725,988
Nasdaq Inc	933,877	92,089,611
Northern Trust Corp	743,164	137,901,512
Perella Weinberg Partners Class A (b)	234,370	3,897,573
PJT Partners Inc Class A	110,202	19,879,339
Raymond James Financial Inc	348,601	62,110,240
Robinhood Markets Inc Class A (d)	1,463,299	153,368,368
S&P Global Inc	498,101	217,092,340
SEI Investments Co	604,048	67,037,247
State Street Corp	2,299,117	440,005,011
StepStone Group Inc Class A (b)	612,800	32,024,928
Stifel Financial Corp	557,480	45,033,234
T Rowe Price Group Inc (b)	13,962	1,553,691
Victory Capital Holdings Inc Class A	27,400	3,233,474
Virtu Financial Inc Class A	1,044,554	68,564,525
Wealthfront Corp (d)	125,600	1,156,776
WisdomTree Inc (b)	301,000	7,242,060
		4,647,062,676
Consumer Finance - 0.2%
Ally Financial Inc	378,867	15,991,976
American Express Co	34,679	11,449,965
Capital One Financial Corp	1,706,355	366,030,212
Dave Inc Class A (b)(d)	255,264	91,772,513
Enova International Inc (d)	13,400	3,038,048
EZCORP Inc Class A (b)(d)	1,083,744	35,026,606
FirstCash Holdings Inc	229,640	49,250,891
Jefferson Capital Inc	62,949	1,309,969
Lendingtree Inc (d)	41,188	1,154,912
SLM Corp	2,503,125	65,006,156
Synchrony Financial	21,918	1,689,439
		641,720,687
Financial Services - 1.7%
Affirm Holdings Inc Class A (d)	1,939,626	144,405,156
Apollo Global Management Inc	2,508,745	342,644,392
Berkshire Hathaway Inc Class A (d)	78	59,018,701
Berkshire Hathaway Inc Class B (d)(e)	918,807	463,106,292
Block Inc Class A (d)	304,179	24,948,762
Corebridge Financial Inc	2,804,000	91,242,160
Corpay Inc (d)	730,279	295,251,800
Equitable Holdings Inc	52,227	2,618,139
Essent Group Ltd	53,900	3,641,484
Fidelity National Information Services Inc	259,005	10,559,634
Fiserv Inc (d)	1,669,750	89,014,373
Global Payments Inc (b)	1,567,257	142,698,750
HA Sustainable Infrastructure Capital Inc	80,500	3,183,775
International Money Express Inc (d)	108,276	1,566,753
Jack Henry & Associates Inc	269,875	45,314,711
Mastercard Inc Class A (e)	2,325,114	1,370,212,931
NMI Holdings Inc (d)	425,900	18,888,665
PayPal Holdings Inc	338,307	17,816,938
Radian Group Inc	92,900	3,331,394
Remitly Global Inc (d)	6,453,744	172,573,115
Rocket Cos Inc Class A (d)	3,873,141	51,938,821
Sezzle Inc (b)(d)	62,763	7,566,080
Sycamore Partners LLC rights (d)(f)	21,165,400	11,429,316
Visa Inc Class A (e)	2,754,731	1,045,062,299
Voya Financial Inc	415,600	42,108,592
Western Union Co/The (b)	1,158,640	8,295,862
WEX Inc (d)	124,167	23,663,747
		4,492,102,642
Insurance - 1.3%
AFLAC Inc	29,849	3,458,007
Allstate Corp/The	192,693	49,676,255
American Financial Group Inc/OH	1,377,744	196,397,407
American Integrity Insurance Group Inc	25,108	652,807
American International Group Inc	34,548	2,638,085
Amerisafe Inc	69,233	1,802,827
Aon PLC	16,895	5,432,080
Arch Capital Group Ltd (d)	22,674	2,223,639
Arthur J Gallagher & Co	1,512,419	396,480,641
Assurant Inc	79,658	22,452,404
Baldwin Insurance Group Inc/The Class A (b)(d)	3,718,875	114,727,294
Brown & Brown Inc	2,412,194	174,088,041
Chubb Ltd	2,050,439	694,278,645
Cincinnati Financial Corp	10,079	1,712,422
CNO Financial Group Inc	38,300	2,098,457
Erie Indemnity Co Class A (b)	95,021	24,283,567
Everest Group Ltd	2,578	965,847
Fidelity National Financial Inc	1,613,751	74,958,734
First American Financial Corp	567,356	41,938,956
Globe Life Inc	319,598	55,184,987
Hanover Insurance Group Inc/The	7,351	1,662,135
Hartford Insurance Group Inc/The	1,316,722	180,891,268
Heritage Insurance Holdings Inc (d)	81,774	2,749,242
Hippo Holdings Inc (d)	76,764	2,523,233
Kemper Corp (b)	74,603	2,102,313
Kinsale Capital Group Inc	81,224	30,369,654
Loews Corp	253,514	27,453,031
Marsh & McLennan Cos Inc	982,911	186,556,508
Mercury General Corp	114,305	11,654,538
MetLife Inc	90,528	8,615,550
Primerica Inc	257,527	74,077,642
Principal Financial Group Inc	12,809	1,411,039
Progressive Corp/The	402,118	87,693,893
Prudential Financial Inc	22,610	2,658,936
Reinsurance Group of America Inc	1,040,289	255,952,706
RLI Corp	319,974	20,308,750
Selective Insurance Group Inc	52,990	4,837,457
Slide Insurance Holdings Inc	87,337	2,030,585
Stewart Information Services Corp	316,500	21,727,725
Travelers Companies Inc/The	1,207,748	441,951,226
Universal Insurance Holdings Inc	92,752	3,986,481
Unum Group	639,494	59,613,631
W R Berkley Corp	19,163	1,294,651
Willis Towers Watson PLC	441,161	149,355,057
		3,446,928,353
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	3,825,745	87,686,075
Starwood Property Trust Inc	146,964	2,307,335
		89,993,410
TOTAL FINANCIALS		21,407,162,550
Health Care - 5.7%
Biotechnology - 1.3%
AbbVie Inc (e)	1,046,162	268,256,860
Alkermes PLC (d)	71,410	3,355,556
Alnylam Pharmaceuticals Inc (d)	888,463	213,844,159
Amgen Inc	35,167	15,117,590
Annexon Inc (d)	1,305,124	6,447,313
Arcus Biosciences Inc (d)	77,700	2,275,056
Arrowhead Pharmaceuticals Inc (d)	147,900	12,185,481
Avalo Therapeutics Inc (b)(d)	586,000	11,333,240
Beam Therapeutics Inc (d)	494,498	14,553,076
Biogen Inc (d)	1,629,734	353,081,871
BioMarin Pharmaceutical Inc (d)	353,239	23,041,780
Blueprint Medicines Corp rights (d)(f)	31,550	0
Candel Therapeutics Inc (d)	10,500	137,235
Caris Life Sciences Inc (d)	1,837,400	46,835,326
Celldex Therapeutics Inc (d)	596,180	23,626,613
CG oncology Inc (b)(d)	419,730	31,546,907
Cogent Biosciences Inc (d)	1,579,628	55,286,980
Cytokinetics Inc (d)	14,130	1,001,958
CytomX Therapeutics Inc (d)	3,746,123	12,586,973
Dianthus Therapeutics Inc (d)	39,000	4,118,790
Disc Medicine Inc (b)(d)(g)	2,201,043	173,112,032
Exelixis Inc (d)	1,109,603	60,628,708
First Tracks Biotherapeutics Inc	50,500	2,112,920
Gilead Sciences Inc	5,465,882	799,877,172
Incyte Corp (d)	175,023	21,566,334
Insmed Inc (d)	1,182,833	144,092,716
Intellia Therapeutics Inc (b)(d)	641,800	8,170,114
Jade Biosciences Inc (d)	63,000	1,345,680
Janux Therapeutics Inc (d)	175,400	3,195,788
Kiniksa Pharmaceuticals International Plc Class A (d)	676,146	53,165,360
Kymera Therapeutics Inc (b)(d)	287,700	34,181,637
Legend Biotech Corp ADR (b)(d)	2,345,999	48,749,859
Madrigal Pharmaceuticals Inc (d)	3,400	1,836,102
MapLight Therapeutics Inc	62,459	810,093
Mineralys Therapeutics Inc (d)	630,000	16,172,100
Mirum Pharmaceuticals Inc (b)(d)	1,341,982	131,581,335
Moderna Inc (b)(d)	541,419	75,982,742
Natera Inc (d)	349,100	112,396,236
Neurocrine Biosciences Inc (d)	48,584	7,483,394
Nurix Therapeutics Inc (d)	345,893	8,917,122
Olema Pharmaceuticals Inc (b)(d)	1,649,530	17,204,598
Oruka Therapeutics Inc (d)	359,722	33,317,452
Praxis Precision Medicines Inc (d)	129,000	45,188,700
PTC Therapeutics Inc (d)	376,774	26,200,864
Puma Biotechnology Inc (d)	142,558	1,298,703
Regeneron Pharmaceuticals Inc	67,358	53,824,431
Relay Therapeutics Inc (d)	1,944,000	35,730,720
Revolution Medicines Inc (d)	200,000	41,114,000
Rhythm Pharmaceuticals Inc (d)	7,000	742,910
Sarepta Therapeutics Inc (b)(d)	178,620	3,756,379
Scholar Rock Holding Corp (d)	300,000	17,040,000
Solid Biosciences Inc (b)(d)	600,200	5,749,916
Stoke Therapeutics Inc (d)	75,600	2,358,720
Tango Therapeutics Inc (d)	67,800	1,548,552
Travere Therapeutics Inc (d)	234,280	15,528,078
Tyra Biosciences Inc (d)	156,100	3,907,183
Ultragenyx Pharmaceutical Inc (d)	308,200	7,769,722
Upstream Bio Inc (d)	350,160	2,318,059
Vaxcyte Inc (d)	3,145,705	191,070,122
Veracyte Inc (d)	760,000	32,824,400
Vertex Pharmaceuticals Inc (d)	16,538	9,005,272
Viking Therapeutics Inc (d)	295,600	9,689,768
Viridian Therapeutics Inc (d)	1,396,410	32,340,856
Vor BioPharma Inc (d)	434,800	9,774,304
Zenas Biopharma Inc (b)(d)	1,064,191	34,394,653
		3,437,708,570
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	1,738,997	191,915,709
Alcon AG (United States) (b)	1,612,500	116,196,750
Align Technology Inc (d)	259,305	41,434,346
Anteris Technologies Global Corp (d)	406,100	3,496,521
Baxter International Inc (b)	7,070,053	183,821,378
Becton Dickinson & Co (b)	17,954	3,377,327
Boston Scientific Corp (d)	8,894,918	429,624,539
Cooper Cos Inc/The (d)	1,216,525	85,266,237
Dexcom Inc (d)	25,143	2,289,522
Edwards Lifesciences Corp (d)	237,519	21,554,849
Electromed Inc (d)	25,539	714,326
Envista Holdings Corp (d)	101,300	2,749,282
GE HealthCare Technologies Inc	29,641	2,111,328
Haemonetics Corp (d)	38,618	3,980,357
ICU Medical Inc (d)	19,100	3,303,345
IDEXX Laboratories Inc (d)	5,140	2,861,387
Insulet Corp (d)	4,513	670,902
Intuitive Surgical Inc (d)	73,077	27,539,798
iRadimed Corp	29,468	2,545,446
iRhythm Technologies Inc (d)	14,250	1,694,895
Kestra Medical Technologies Ltd (b)(d)	500,166	12,879,275
LeMaitre Vascular Inc	76,707	6,158,038
LivaNova PLC (d)	192,600	15,371,406
Medtronic PLC	459,407	41,645,245
Merit Medical Systems Inc (d)	388,720	35,241,355
ResMed Inc (b)	9,452	2,269,425
Solventum Corp (d)	551,476	50,217,405
STERIS PLC	6,391	1,486,802
Stryker Corp	22,482	7,279,672
Tandem Diabetes Care Inc (d)	466,100	10,258,861
Teleflex Inc (b)	161,115	22,886,386
TransMedics Group Inc (b)(d)	14,130	1,199,213
ViewRay Inc (b)(d)	788,420	0
Zimmer Biomet Holdings Inc	12,606	1,261,104
		1,335,302,431
Health Care Providers & Services - 1.2%
Addus HomeCare Corp (d)	163,800	18,782,946
Alignment Healthcare Inc (d)	1,280,000	17,152,000
Aveanna Healthcare Holdings Inc (d)	63,000	845,459
BrightSpring Health Services Inc (d)	1,105,570	64,565,288
Cardinal Health Inc	78,488	18,414,855
Cencora Inc	112,678	36,462,601
Centene Corp (d)	170,414	10,964,437
Chemed Corp	52,059	27,003,524
Cigna Group/The	1,142,742	315,488,211
CorVel Corp (d)	114,669	7,898,401
CVS Health Corp	4,251,578	399,265,690
DaVita Inc (d)	2,092	368,212
Elevance Health Inc	462,503	181,550,928
Ensign Group Inc/The	335,645	57,818,208
Guardant Health Inc (d)	478,300	76,059,266
Guardian Pharmacy Services Inc Class A (d)	73,949	2,742,768
HCA Healthcare Inc	10,119	4,193,820
HealthEquity Inc (d)	161,477	15,588,990
Henry Schein Inc (d)	1,288,109	115,672,188
Humana Inc	175,450	67,237,704
Labcorp Holdings Inc	562,666	187,176,472
LifeStance Health Group Inc (d)	3,538,850	43,740,186
McKesson Corp	69,806	61,800,648
Molina Healthcare Inc (d)	185,200	36,812,204
NRC Health Class A	48,713	1,020,049
Option Care Health Inc (b)(d)	398,076	9,334,882
PACS Group Inc (d)	500,700	21,184,617
Pennant Group Inc/The (d)	321,080	11,802,901
Privia Health Group Inc (d)	566,800	11,613,732
Progyny Inc (d)	699,901	17,910,467
Quest Diagnostics Inc	185,313	44,530,714
Surgery Partners Inc (d)	423,700	5,885,193
Tenet Healthcare Corp (d)	234,300	62,302,713
UnitedHealth Group Inc (e)	3,243,914	1,263,212,551
Universal Health Services Inc Class B	383,319	65,290,725
		3,281,693,550
Health Care Technology - 0.0%
Doximity Inc Class A (d)	491,795	13,135,844
HealthStream Inc	86,622	2,516,369
Veeva Systems Inc Class A (d)	9,783	2,794,905
Waystar Holding Corp (d)	880,700	23,056,726
		41,503,844
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)(d)	1,657,030	103,481,524
Agilent Technologies Inc	641,034	98,437,181
Avantor Inc (d)	1,003,600	14,592,344
Bio-Techne Corp	638,312	46,156,341
Bruker Corp	2,848,741	165,255,465
Charles River Laboratories International Inc (d)	28,477	8,208,210
Danaher Corp	2,871,110	613,154,252
ICON PLC (b)(d)	676,587	111,630,089
Illumina Inc (d)	376,281	80,384,910
IQVIA Holdings Inc (d)	27,166	7,095,488
Medpace Holdings Inc (d)	82,408	48,949,528
Mettler-Toledo International Inc (d)	1,317	1,850,569
QIAGEN NV	154,163	6,673,716
Repligen Corp (d)	515,700	93,331,386
Revvity Inc	7,269	935,302
Thermo Fisher Scientific Inc	1,611,257	994,306,695
Waters Corp (d)	196,565	81,501,746
West Pharmaceutical Services Inc	875,027	298,480,460
		2,774,425,206
Pharmaceuticals - 1.7%
Alumis Inc (d)	350,200	7,637,862
Amylyx Pharmaceuticals Inc (d)	1,311,309	44,256,679
Axsome Therapeutics Inc (d)	134,100	26,621,532
Braveheart Bio Inc (b)	600,000	15,300,000
Bristol-Myers Squibb Co	1,897,237	126,754,404
Corcept Therapeutics Inc (d)	341,292	38,685,448
Definium Therapeutics Inc (d)	111,500	4,428,780
Edgewise Therapeutics Inc (d)	1,468,228	61,327,884
Elanco Animal Health Inc (d)	10,339,390	247,318,209
Eli Lilly & Co (e)	1,157,165	1,338,527,470
Enliven Therapeutics Inc (b)(d)	737,595	42,699,375
Haleon PLC ADR (b)	14,710,159	147,542,895
Harmony Biosciences Holdings Inc (d)	144,873	5,705,099
Jazz Pharmaceuticals PLC (d)	580,780	145,589,930
Johnson & Johnson (e)	1,409,370	374,681,015
Latigo Biotherapeutics Inc (b)	78,500	1,728,569
MBX Biosciences Inc (d)	232,200	14,303,520
Merck & Co Inc (e)	7,111,499	1,050,795,092
Ocular Therapeutix Inc (d)	736,950	7,730,606
Organon & Co	128,017	1,761,514
Pfizer Inc	3,704,450	105,428,647
Pfizer Inc rights (d)(f)	208,784	1,129,521
Phibro Animal Health Corp Class A	405,235	15,293,569
Prestige Consumer Healthcare Inc (d)	173,910	9,005,060
Royalty Pharma PLC Class A	1,742,600	107,013,066
Structure Therapeutics Inc ADR (d)	190,700	8,755,037
Tarsus Pharmaceuticals Inc (d)	182,300	13,533,952
Trevi Therapeutics Inc (d)	427,900	7,103,140
Viatris Inc	22,194,471	366,430,716
Zoetis Inc Class A	59,878	4,616,594
		4,341,705,185
TOTAL HEALTH CARE		15,212,338,786
Industrials - 6.3%
Aerospace & Defense - 1.8%
ATI Inc (d)	110,600	22,584,520
Axon Enterprise Inc (d)	5,252	2,975,573
Boeing Co (d)	6,691,440	1,390,347,403
Cadre Holdings Inc (b)	260,690	7,732,065
Carpenter Technology Corp	57,200	27,251,224
Curtiss-Wright Corp	5,097	2,969,155
Ducommun Inc (d)	19,700	3,376,974
GE Aerospace	4,444,888	1,492,193,350
General Dynamics Corp	449,550	166,940,393
Hawkeye 360 Inc	43,900	832,344
HEICO Corp	159,604	52,852,864
HEICO Corp Class A	345,764	84,425,196
Honeywell Aerospace Inc	135,444	21,415,051
Howmet Aerospace Inc	1,328,836	325,498,378
Huntington Ingalls Industries Inc	214,599	62,491,229
Karman Holdings Inc (d)	355,890	14,751,641
Kratos Defense & Security Solutions Inc (d)	371,200	18,923,776
L3Harris Technologies Inc	519,804	138,397,815
Lockheed Martin Corp	214,121	120,171,129
Northrop Grumman Corp	171,104	92,344,829
Park Aerospace Corp	107,300	3,491,542
Rocket Lab Corp (d)	154,300	9,862,856
RTX Corp	861,631	178,986,608
Textron Inc (b)	4,307,746	347,032,018
TransDigm Group Inc	71,645	83,949,312
V2X Inc (d)	458,874	35,406,718
Woodward Inc	52,800	17,942,496
		4,725,146,459
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	208,081	31,141,402
Expeditors International of Washington Inc	283,000	53,670,950
FedEx Corp	381,487	124,898,844
Radiant Logistics Inc (d)	1,170,800	9,998,632
United Parcel Service Inc Class B	4,638,678	483,489,408
		703,199,236
Building Products - 0.3%
A O Smith Corp (b)	1,409,252	83,329,071
Allegion plc	321,929	49,979,477
Armstrong World Industries Inc	158,513	27,356,174
AZZ Inc	51,229	7,026,570
Builders FirstSource Inc (d)	94,802	6,294,853
Carlisle Cos Inc	24,635	8,537,998
Carrier Global Corp	200,377	11,665,949
Gibraltar Industries Inc (d)	708,506	31,875,685
Griffon Corp	33,800	3,291,782
Hayward Holdings Inc (d)	1,841,104	25,867,511
Janus International Group Inc (d)	2,773,037	13,754,264
Johnson Controls International plc	472,872	65,369,825
Lennox International Inc	2,063	789,386
Louisiana-Pacific Corp	32,290	2,276,768
Masco Corp	13,145	948,543
Modine Manufacturing Co (d)	81,880	14,609,848
Resideo Technologies Inc (d)	1,248,729	24,175,393
Simpson Manufacturing Co Inc	149,700	27,336,717
Tecnoglass Holdings Inc	340,303	13,510,029
Trane Technologies PLC	844,343	375,226,030
Trex Co Inc (d)	195,200	8,897,216
UFP Industries Inc	27,650	2,336,978
Zurn Elkay Water Solutions Corp	29,370	1,403,886
		805,859,953
Commercial Services & Supplies - 0.3%
Brady Corp Class A	2,412,641	218,705,907
BrightView Holdings Inc (d)	194,840	2,164,672
Brink's Co/The	742,072	80,833,903
Cintas Corp	420,623	84,877,515
Copart Inc (d)	57,748	1,905,107
Ennis Inc	93,330	1,991,662
Healthcare Services Group Inc (d)	258,923	5,693,717
HNI Corp (b)	684,352	33,143,167
Interface Inc	214,589	8,137,215
OPENLANE Inc (d)	54,447	1,938,313
Republic Services Inc	359,079	79,327,733
Rollins Inc	1,097,755	39,596,023
Tetra Tech Inc	4,183,182	151,180,197
Veralto Corp	543,987	53,620,799
Waste Connections Inc (United States)	64,600	10,679,672
Waste Management Inc	24,073	5,270,061
		779,065,663
Construction & Engineering - 0.3%
AECOM	264,423	17,830,043
API Group Corp (d)	585,800	22,992,650
Argan Inc	50,990	21,670,240
Cardinal Infrastructure Group Inc Class A (b)	207,663	7,679,378
Comfort Systems USA Inc	2,290	3,539,470
Construction Partners Inc Class A (b)(d)	1,130,239	120,031,382
EMCOR Group Inc	2,896	2,127,228
Everus Construction Group Inc (d)	187,475	21,583,997
Granite Construction Inc	1,001,160	120,699,850
IES Holdings Inc (b)(d)	658,686	199,581,858
MasTec Inc (d)	8,600	2,062,107
MYR Group Inc (d)	57,055	16,626,968
Quanta Services Inc	164,678	99,974,367
Sterling Infrastructure Inc (d)	235,933	110,905,025
Valmont Industries Inc	29,784	13,988,353
WillScot Holdings Corp (b)	1,878,000	38,874,600
		820,167,516
Electrical Equipment - 0.9%
Acuity Inc	954,266	316,615,916
Allient Inc	256,100	24,075,961
AMETEK Inc	772,292	181,619,910
Bloom Energy Corp Class A (d)	356,255	73,495,407
Eaton Corp PLC	866,270	348,136,588
Emerson Electric Co	866,216	132,045,967
Forgent Power Solutions Inc Class A	2,514,342	76,788,005
GE Vernova Inc	1,114,827	1,001,705,504
Generac Holdings Inc (d)	3,836	711,117
Hubbell Inc	43,340	19,633,020
LSI Industries Inc	552,500	10,823,475
Nextpower Inc (d)	1,127,752	92,509,497
nVent Electric PLC	225,900	34,054,425
Regal Rexnord Corp	95,500	15,131,975
Rockwell Automation Inc	7,251	3,077,542
Sensata Technologies Holding PLC	1,382,002	56,703,542
Vertiv Holdings Co Class A	95,014	24,582,022
X-Energy Inc Class A (b)	22,200	409,589
		2,412,119,462
Ground Transportation - 0.2%
CSX Corp	1,558,194	78,704,379
Fedex Freight Holding Co Inc	136,105	18,202,683
JB Hunt Transport Services Inc	22,260	5,909,362
Knight-Swift Transportation Holdings Inc	111,490	7,638,180
Landstar System Inc	171,136	30,912,296
Lyft Inc Class A (d)	1,400,962	23,676,258
Norfolk Southern Corp	63,058	21,615,652
Old Dominion Freight Line Inc	339,525	67,891,419
Proficient Auto Logistics Inc (b)(d)	455,337	2,294,898
Ryder System Inc	12,266	2,998,546
Saia Inc (d)	3,500	1,242,955
Schneider National Inc Class B	27,278	941,363
Uber Technologies Inc (d)	2,133,695	161,414,027
Union Pacific Corp	188,321	56,622,475
Universal Logistics Holdings Inc (b)	433,757	8,102,581
XPO Inc (d)	28,236	5,477,502
		493,644,576
Industrial Conglomerates - 0.0%
3M Co	237,768	40,855,676
DuPont de Nemours Inc	156,083	21,007,211
Honeywell International Inc	102,889	21,969,888
		83,832,775
Machinery - 1.4%
Alliance Laundry Holdings Inc	137,823	3,157,525
Allison Transmission Holdings Inc	1,306,817	164,279,965
Atmus Filtration Technologies Inc	380,329	17,962,939
Blue Bird Corp (b)(d)	75,180	4,371,717
Caterpillar Inc	431,164	343,840,355
Crane Co (b)	293,997	60,289,965
Cummins Inc	536,331	302,705,216
Deere & Co	391,875	256,642,856
Donaldson Co Inc	659,888	59,977,220
Dover Corp	709,780	137,860,569
Energy Recovery Inc (d)	195,942	1,510,713
Enpro Inc	105,170	31,153,457
Esab Corp	235,233	17,731,864
Federal Signal Corp	221,581	25,924,977
Fortive Corp	64,917	3,819,716
Franklin Electric Co Inc	10,320	1,032,929
Gates Industrial Corp Ltd	1,811,813	46,346,177
Graco Inc	689,365	53,377,532
Hillman Solutions Corp (d)	2,774,960	21,367,192
IDEX Corp	77,666	17,757,554
Illinois Tool Works Inc	54,082	14,892,560
Ingersoll Rand Inc	651,205	50,175,345
ITT Inc	189,700	37,995,013
JBT Marel Corp	144,313	16,865,860
Kadant Inc	25,388	7,594,566
Kennametal Inc	293,814	8,620,503
Lincoln Electric Holdings Inc	202,245	56,877,361
Middleby Corp/The (d)	285,666	31,663,219
Midera Food Processing Inc	392,224	18,387,461
Miller Industries Inc/TN	219,800	12,313,196
Mueller Industries Inc	1,624,503	101,385,232
Mueller Water Products Inc Class A1	893,975	21,580,557
Nordson Corp	253,862	81,672,483
Oshkosh Corp	69,000	10,633,590
Otis Worldwide Corp	1,222,307	86,942,697
PACCAR Inc	1,204,749	149,545,493
Parker-Hannifin Corp	456,271	446,890,069
Pentair PLC	1,293,620	78,212,265
RBC Bearings Inc (d)	57,255	28,298,856
Snap-on Inc	3,375	1,303,796
SPX Technologies Inc (d)	182,076	35,823,453
Stanley Black & Decker Inc	75,261	7,252,903
Tennant CO (b)	169,200	11,776,320
Terex Corp	2,084,986	132,417,461
Timken Co/The	442,175	53,259,979
Toro Co/The	310,462	30,366,288
Wabash National Corp	172,200	2,322,978
Watts Water Technologies Inc Class A	100,806	36,869,795
Westinghouse Air Brake Technologies Corp	1,612,780	461,142,186
Xylem Inc/NY	61,823	6,807,331
		3,610,999,254
Marine Transportation - 0.0%
Kirby Corp (d)	284,692	40,386,407
Matson Inc	164,900	37,071,168
		77,457,575
Passenger Airlines - 0.0%
Alaska Air Group Inc (d)	34,300	1,417,619
Delta Air Lines Inc	1,660,693	129,534,054
SkyWest Inc (d)	90,938	8,608,191
Southwest Airlines Co	31,848	1,227,103
United Airlines Holdings Inc (d)	21,149	2,283,881
		143,070,848
Professional Services - 0.5%
Automatic Data Processing Inc	155,523	44,504,462
Broadridge Financial Solutions Inc	7,536	1,374,416
CACI International Inc (d)	22,700	14,142,327
Cbiz Inc (d)	413,100	22,509,819
Concentrix Corp (b)	446,900	13,451,690
CRA International Inc	17,744	3,096,328
Equifax Inc	224,859	42,534,328
ExlService Holdings Inc (d)	2,885,813	109,891,759
Exponent Inc	183,350	13,019,684
Franklin Covey Co (d)	35,221	716,747
Genpact Ltd	1,550,346	58,882,141
ICF International Inc	142,200	12,670,020
Jacobs Solutions Inc	80,762	12,037,576
KBR Inc	4,154,019	155,775,713
Kforce Inc	59,567	3,429,868
Leidos Holdings Inc	402,975	56,501,125
Maximus Inc	902,233	52,122,000
Mobility Global Inc	134,716	2,734,735
Paychex Inc	21,012	2,675,668
Paycom Software Inc	393,924	94,187,228
Paylocity Holding Corp (d)	173,310	27,767,728
Planet Labs PBC Class A (d)	58,200	1,155,270
Robert Half Inc (b)	325,794	14,771,500
Science Applications International Corp	165,861	21,266,697
SS&C Technologies Holdings Inc	3,173,966	263,343,959
TransUnion	3,125,979	265,426,877
UL Solutions Inc Class A (b)	283,957	21,160,476
Verisk Analytics Inc	8,537	1,654,300
		1,332,804,441
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	528,481	77,126,517
Applied Industrial Technologies Inc	172,850	55,999,943
Core & Main Inc Class A (d)	1,766,436	75,886,091
DXP Enterprises Inc/TX (d)	305,926	57,431,488
Fastenal Co	875,306	43,161,339
Ferguson Enterprises Inc	289,136	64,913,923
GATX Corp (b)	2,249	393,417
Global Industrial Co	514,100	20,101,310
Herc Holdings Inc (b)	706,434	107,618,156
Karat Packaging Inc	31,737	1,511,950
MSC Industrial Direct Co Inc Class A	265,534	31,566,682
Rush Enterprises Inc Class A	1,024,344	78,700,350
United Rentals Inc	40,482	42,020,316
Watsco Inc (b)	134,000	41,515,880
Wesco International Inc	142,242	48,419,177
WW Grainger Inc	2,830	3,705,857
Xometry Inc Class A (d)	26,680	2,472,969
		752,545,365
TOTAL INDUSTRIALS		16,739,913,123
Information Technology - 15.5%
Communications Equipment - 0.6%
Arista Networks Inc (d)	3,055,659	597,961,910
Calix Inc (d)	78,924	3,008,583
Ciena Corp (d)	9,213	3,526,736
Cisco Systems Inc	6,451,703	712,848,665
Extreme Networks Inc (d)	843,757	18,976,095
F5 Inc (d)	11,875	4,834,669
Lumentum Holdings Inc (d)	23,069	21,102,598
Motorola Solutions Inc	578,731	280,858,154
		1,643,117,410
Electronic Equipment, Instruments & Components - 0.7%
ADI Global Distribution Inc	635,255	13,893,027
Advanced Energy Industries Inc	149,369	41,354,301
Amphenol Corp Class A	2,177,782	345,287,337
Arrow Electronics Inc (d)	416,226	85,089,081
Avnet Inc	92,429	8,277,941
Badger Meter Inc (b)	107,434	14,554,084
Bel Fuse Inc Class A	5,800	1,187,666
Bel Fuse Inc Class B	37,530	9,355,291
Belden Inc	317,827	36,378,478
CDW Corp/DE	191,224	28,985,734
Climb Global Solutions Inc (b)	59,526	1,698,277
Cognex Corp	911,257	55,550,227
Coherent Corp (d)	312,642	86,861,327
Corning Inc	1,108,170	164,818,124
Crane NXT Co (b)	700,737	34,266,039
ePlus Inc	21,502	1,891,531
Flex Ltd (d)	1,404,929	153,488,493
Insight Enterprises Inc (d)	86,217	13,537,793
Itron Inc (d)	52,600	5,102,726
Jabil Inc	6,875	2,098,663
Keysight Technologies Inc (d)	342,188	110,424,068
Littelfuse Inc	12,601	5,193,880
Mirion Technologies Inc Class A (b)(d)	475,300	7,162,771
Napco Security Technologies Inc	145,456	5,271,325
nLight Inc (d)	15,400	650,958
OSI Systems Inc (b)(d)	11,100	2,307,801
PC Connection Inc	41,745	3,334,173
Sanmina Corp (d)	1,332,033	262,037,532
TD SYNNEX Corp	861,607	217,857,330
Teledyne Technologies Inc (d)	3,019	1,850,496
TTM Technologies Inc (d)	106,700	12,688,764
Vontier Corp	1,000,040	32,211,288
Zebra Technologies Corp Class A (d)	3,104	1,097,419
		1,765,763,945
IT Services - 0.3%
Accenture PLC Class A	56,641	10,748,196
Akamai Technologies Inc (d)	9,473	1,028,957
Amdocs Ltd	607,048	38,280,447
Boost Run Inc Class A (b)	427,300	7,447,839
Cognizant Technology Solutions Corp Class A	111,334	7,189,950
Csquare Inc	78,100	1,515,921
DXC Technology Co (b)(d)	19,217	217,151
EPAM Systems Inc (d)	72,985	8,599,823
Everforth Inc (d)	155,661	5,046,530
Fastly Inc Class A (d)	721,500	16,442,985
Gartner Inc (d)	265,802	52,658,034
GoDaddy Inc Class A (d)	1,470,829	143,964,743
IBM Corporation	190,809	44,624,501
Kyndryl Holdings Inc (d)	921,500	12,394,175
MongoDB Inc Class A (d)	4,491	2,036,085
Okta Inc Class A (d)	825,231	142,797,972
Twilio Inc Class A (d)	765,052	180,269,203
VeriSign Inc	53,048	15,292,677
		690,555,189
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices Inc (d)	1,785,258	840,356,646
Analog Devices Inc	133,675	48,409,065
Applied Materials Inc	843,317	386,568,080
ARM Holdings PLC ADR (d)	75,700	18,312,587
Axcelis Technologies Inc (d)	404,800	46,685,584
Broadcom Inc (e)	6,148,384	2,276,992,531
Cerebras Systems Inc Class A (d)	544,164	100,256,775
Cirrus Logic Inc (d)	324,310	35,515,188
Diodes Inc (d)	779,731	70,799,575
First Solar Inc (d)	7,002	1,413,704
GlobalFoundries Inc	1,550,251	69,280,717
Intel Corp (d)	6,238,184	558,379,850
KLA Corp	1,235,014	216,683,206
Lam Research Corp	1,637,494	493,688,066
MACOM Technology Solutions Holdings Inc (d)	395,200	104,265,616
Marvell Technology Inc	1,175,688	248,846,122
Microchip Technology Inc	120,624	8,859,833
Micron Technology Inc	1,665,942	1,597,188,574
MKS Inc	86,340	22,123,762
Monolithic Power Systems Inc	120,955	153,343,120
NVE Corp	17,826	1,784,739
NVIDIA Corp (e)	39,211,012	8,657,007,230
ON Semiconductor Corp (d)	660,657	48,948,077
Onto Innovation Inc (d)	192,414	51,414,945
Penguin Solutions Inc (d)	987,251	48,454,279
Photronics Inc (d)	217,072	6,108,406
Power Integrations Inc	203,996	10,481,314
Qnity Electronics Inc	25,429	3,036,985
Qorvo Inc (d)	212,492	20,416,231
QUALCOMM Inc	401,323	68,417,545
Rambus Inc (d)	1,804,949	156,471,029
Rigetti Computing Inc Class A (b)(d)	33,100	518,346
Silicon Laboratories Inc (d)	3,577	783,542
SiTime Corp (d)	155,900	88,148,978
Skyworks Solutions Inc (b)	2,172,088	145,551,617
Synaptics Inc (d)	30,700	2,969,304
Teradyne Inc	419,993	146,926,151
Texas Instruments Inc	59,302	15,472,485
Universal Display Corp (b)	182,993	15,219,528
Veeco Instruments Inc (b)(d)	796,911	35,303,157
		16,821,402,489
Software - 4.0%
ACI Worldwide Inc (d)	1,334,959	71,126,616
Adeia Inc (b)	784,858	19,801,967
Adobe Inc (d)	375,900	110,059,761
Agilysys Inc (d)	24,060	2,800,825
Alarm.com Holdings Inc (d)	173,969	10,013,656
Autodesk Inc (d)	165,235	42,718,205
BILL Holdings Inc (d)	45,938	2,261,528
Bitdeer Technologies Group Class A (b)(d)	89,900	975,415
Braze Inc Class A (d)	225,000	7,659,000
Cadence Design Systems Inc (d)	209,272	70,897,168
Clear Secure Inc Class A	325,879	14,387,558
Crowdstrike Holdings Inc Class A (d)	930,842	215,024,502
D-Wave Quantum Inc (b)(d)	38,800	667,359
Datadog Inc Class A (d)	1,643,230	389,511,239
Docusign Inc (d)	425,128	28,173,233
Dolby Laboratories Inc Class A	223,778	13,775,774
Dropbox Inc Class A (d)	324,062	11,403,742
Dynatrace Inc (d)	1,096,219	59,842,595
Elastic NV (d)	122,137	11,914,464
Fair Isaac Corp (d)	1,511	1,733,434
Fortinet Inc (d)	280,268	47,906,209
Gen Digital Inc	8,064,767	250,007,777
HubSpot Inc (d)	75,242	19,665,249
InterDigital Inc (b)	105,456	35,330,924
Intuit Inc	78,154	28,080,732
JFrog Ltd (d)	40,000	4,002,800
Manhattan Associates Inc (d)	351,469	78,444,366
Microsoft Corp	14,057,701	7,131,331,140
Nutanix Inc Class A (d)	244,753	16,782,713
OneSpan Inc	12,621	208,498
Oracle Corp	427,768	63,788,764
Palantir Technologies Inc Class A (d)	2,894,668	539,508,222
Palo Alto Networks Inc (d)	1,266,801	484,082,666
Pegasystems Inc	334,114	12,298,736
Pivotal Software Inc rights (d)(f)	1,294,700	11
PTC Inc (d)	7,526	1,172,099
Qualys Inc (d)	131,794	24,532,135
Riot Platforms Inc (b)(d)	714,000	13,562,430
Roper Technologies Inc	6,576	2,792,433
Rubrik Inc Class A (d)	392,800	36,546,112
Salesforce Inc	1,249,927	321,906,200
Samsara Inc Class A (d)	3,832,270	156,548,230
ServiceNow Inc (d)	67,200	9,944,928
SPS Commerce Inc (d)	138,592	11,835,757
Strategy Inc Class A (d)	9,086	1,207,893
Synopsys Inc (d)	570,388	250,736,861
Tenable Holdings Inc (b)(d)	352,504	13,448,028
Teradata Corp (b)(d)	342,546	9,933,834
Terawulf Inc (b)(d)	1,028,400	15,559,692
Trimble Inc (d)	15,190	910,489
Tyler Technologies Inc (d)	2,748	1,022,861
Unity Software Inc (d)	432,805	18,221,091
Varonis Systems Inc (d)	92,780	4,060,981
Workday Inc Class A (d)	13,274	2,620,951
Workiva Inc Class A (d)	43,810	3,504,800
Zoom Communications Inc Class A (d)	67,498	6,525,707
		10,702,780,360
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc (e)	24,772,313	7,849,107,374
Dell Technologies Inc Class C	369,800	168,632,498
Everpure Inc Class A (d)	1,152,863	107,158,616
GPGI Inc Class A (b)	7,091,274	93,746,642
Hewlett Packard Enterprise Co	862,892	45,077,478
HP Inc	97,407	2,924,158
NetApp Inc	160,408	29,721,998
Sandisk Corp (d)	141,330	221,421,711
Seagate Technology Holdings PLC	425,123	352,163,391
Super Micro Computer Inc (d)	36,671	1,367,095
Western Digital Corp	917,862	413,542,724
		9,284,863,685
TOTAL INFORMATION TECHNOLOGY		40,908,483,078
Materials - 1.4%
Chemicals - 0.5%
Air Products and Chemicals Inc	234,518	72,573,940
Albemarle Corp	798,665	107,795,815
Axalta Coating Systems Ltd (d)	638,260	23,245,429
Balchem Corp	187,745	33,022,468
Cabot Corp (b)	720,042	59,554,674
CF Industries Holdings Inc	72,972	9,488,549
Corteva Inc (b)	2,631,116	222,671,348
Dow Inc	1,120,758	34,205,534
Ecolab Inc	324,831	91,992,139
Ecovyst Inc (d)	248,000	2,522,160
Element Solutions Inc	1,439,350	51,154,499
FMC Corp (b)	75,074	865,603
HB Fuller Co	131,800	7,242,410
International Flavors & Fragrances Inc (b)	16,635	1,436,100
Linde PLC	454,295	222,413,746
LyondellBasell Industries NV Class A1	805,626	52,430,140
Minerals Technologies Inc	704,181	49,940,517
Mosaic Co/The	20,711	499,549
NewMarket Corp	76,159	68,367,934
Olin Corp	220,300	3,833,220
Perimeter Solutions Inc (b)(d)	950,205	28,981,253
PPG Industries Inc	14,524	1,629,157
RPM International Inc	118,820	12,369,162
Sherwin-Williams Co/The	684,999	232,084,512
Solstice Advanced Materials Inc	299,747	19,000,962
		1,409,320,820
Construction Materials - 0.3%
CRH PLC	2,068,273	195,017,461
Eagle Materials Inc	439,518	85,380,767
James Hardie Industries PLC (d)	3,445,517	102,366,310
Martin Marietta Materials Inc	280,401	145,443,999
RHI Magnesita NV (b)	181,180	6,763,495
Suncrete Inc Class A	267,768	4,592,221
United States Lime & Minerals Inc	38,836	4,587,696
Vulcan Materials Co	442,926	119,403,991
		663,555,940
Containers & Packaging - 0.1%
Amcor PLC (b)	30,126	1,382,482
AptarGroup Inc	261,196	34,378,618
Avery Dennison Corp	126,008	21,939,253
Ball Corp	1,823,623	114,833,540
Crown Holdings Inc	1,151,907	134,070,456
Graphic Packaging Holding CO	5,072,156	56,808,147
Greif Inc Class A	90,967	7,527,519
International Paper Co	34,503	1,308,698
Packaging Corp of America	131,970	30,873,062
Silgan Holdings Inc (b)	1,115,600	46,342,024
Smurfit Westrock PLC	753,174	35,323,861
TriMas Corp	118,005	4,576,234
		489,363,894
Metals & Mining - 0.5%
Alcoa Corp	219,400	10,959,030
Cleveland-Cliffs Inc (d)	498,500	5,757,675
Coeur Mining Inc	5,805,071	120,629,375
Commercial Metals Co (b)	1,109,755	74,875,170
Constellium SE (d)	74,870	1,978,814
Freeport-McMoRan Inc	1,065,971	80,736,644
Hecla Mining Co	514,600	10,225,102
MP Materials Corp (b)(d)	105,800	5,792,550
Newmont Corp	4,433,385	558,872,513
Nucor Corp	447,851	111,801,524
Reliance Inc	33,174	12,740,475
Royal Gold Inc	77,600	20,290,072
Steel Dynamics Inc	912,104	212,173,632
Uranium Royalty Corp	5,961,576	25,098,235
Warrior Met Coal Inc	205,790	22,274,710
Worthington Steel Inc (b)	14,140	487,122
		1,274,692,643
TOTAL MATERIALS		3,836,933,297
Real Estate - 1.0%
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc	10,220	524,184
CareTrust REIT Inc (b)	877,040	34,160,708
Healthcare Realty Trust Inc	405,389	7,718,607
Healthpeak Properties Inc	486,431	10,127,493
Medical Properties Trust Inc	598,869	2,377,510
Sabra Health Care REIT Inc	103,200	2,104,248
Ventas Inc	3,479,695	317,243,793
Welltower Inc	192,424	45,458,246
		419,714,789
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	41,503	910,160
Ryman Hospitality Properties Inc	127,300	16,136,548
		17,046,708
Industrial REITs - 0.1%
First Industrial Realty Trust Inc	56,473	3,494,549
Prologis Inc	926,727	129,667,642
STAG Industrial Inc Class A	493,100	18,367,975
Terreno Realty Corp	2,080,165	137,727,725
		289,257,891
Office REITs - 0.0%
BXP Inc	9,664	657,055
Douglas Emmett Inc	1,045,270	12,083,321
Kilroy Realty Corp	58,750	2,132,625
Postal Realty Trust Inc Class A	129,960	3,047,562
		17,920,563
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (d)	925,298	134,917,701
Compass Inc Class A (d)	21,805,545	230,266,556
CoStar Group Inc (d)	199,408	6,395,015
Cushman & Wakefield Ltd	211,977	2,859,570
Jones Lang LaSalle Inc (d)	545,758	199,676,479
Landbridge Co LLC Class A (b)	33,030	2,892,767
Newmark Group Inc Class A	69,589	1,059,840
Zillow Group Inc Class C (d)	358,458	12,531,692
		590,599,620
Residential REITs - 0.1%
American Homes 4 Rent Class A	274,107	9,127,763
Camden Property Trust	871,450	92,199,410
Equity LifeStyle Properties Inc	307,607	19,517,664
Essex Property Trust Inc	4,187	1,184,754
Invitation Homes Inc	834,511	24,317,651
Mid-America Apartment Communities Inc	7,584	977,198
Sun Communities Inc	148,300	18,006,586
UDR Inc	19,266	711,879
Vivmark Residential	126,260	8,224,576
		174,267,481
Retail REITs - 0.1%
Acadia Realty Trust (b)	2,571,704	52,642,781
Brixmor Property Group Inc	82,004	2,369,096
Curbline Properties Corp	109,494	3,266,206
Federal Realty Investment Trust	123,222	14,297,449
Kimco Realty Corp	43,943	1,041,888
Kite Realty Group Trust	85,207	2,198,341
Macerich Co/The	2,551,714	60,271,485
NNN REIT Inc	431,300	19,494,760
Phillips Edison & Co Inc	228,833	8,844,395
Realty Income Corp	60,761	3,723,434
Regency Centers Corp	185,045	13,835,815
Simon Property Group Inc	21,130	4,486,322
SITE Centers Corp	192,453	567,735
Tanger Inc	546,360	20,603,236
Urban Edge Properties	599,740	12,690,498
		220,333,441
Specialized REITs - 0.3%
American Tower Corp	575,957	101,195,645
Crown Castle Inc	28,439	2,165,345
CubeSmart	300,300	11,927,916
Digital Realty Trust Inc	72,784	13,507,983
Equinix Inc	377,500	395,136,800
Extra Space Storage Inc	370,278	52,246,226
Gaming and Leisure Properties Inc	43,612	1,834,756
Iron Mountain Inc	19,387	2,236,290
Lamar Advertising Co Class A	618,153	92,110,979
Millrose Properties Inc Class A	234,537	7,134,616
Outfront Media Inc	1,941,575	57,043,474
Public Storage	10,928	3,354,787
Rayonier Inc	245,766	5,038,203
SBA Communications Corp Class A	71,611	13,581,742
VICI Properties Inc	2,554,555	65,524,336
Weyerhaeuser Co	161,706	3,779,069
		827,818,167
TOTAL REAL ESTATE		2,556,958,660
Utilities - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp	391,229	26,595,747
American Electric Power Co Inc	2,097,994	256,857,405
Constellation Energy Corp	787,061	216,260,751
Duke Energy Corp	424,246	50,871,338
Edison International	25,073	1,353,440
Entergy Corp	570,665	60,667,396
Evergy Inc	2,218,099	179,710,381
Eversource Energy	1,776,705	124,618,089
Exelon Corp	701,946	30,689,079
FirstEnergy Corp	33,921	1,555,617
IDACORP Inc	183,730	25,016,677
NextEra Energy Inc	3,871,025	318,740,199
NRG Energy Inc	1,152,823	126,948,869
OGE Energy Corp	234,911	10,718,989
PG&E Corp	13,997,154	185,742,234
Pinnacle West Capital Corp	243,018	23,728,278
Portland General Electric Co	29,993	1,465,458
PPL Corp	2,295,651	78,350,569
Southern Co/The	2,026,641	178,344,408
TXNM Energy Inc	16,636	958,399
Xcel Energy Inc	591,277	44,753,756
		1,943,947,079
Gas Utilities - 0.0%
Atmos Energy Corp	159,903	26,564,685
New Jersey Resources Corp	41,675	2,222,945
Southwest Gas Holdings Inc (b)	52,229	4,613,388
UGI Corp	1,347,043	51,793,803
		85,194,821
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	329,946	4,863,404
Talen Energy Corp (d)	16,200	4,791,311
Vistra Corp	346,307	47,572,193
		57,226,908
Multi-Utilities - 0.1%
Ameren Corp	323,433	34,287,132
CenterPoint Energy Inc	906,953	35,915,339
CMS Energy Corp	20,129	1,369,980
Consolidated Edison Inc	231,416	24,766,140
Dominion Energy Inc	481,118	31,758,599
DTE Energy Co	13,555	1,838,465
NiSource Inc	1,051,817	43,040,352
Public Service Enterprise Group Inc	32,471	2,381,098
Sempra	1,976,340	161,466,978
WEC Energy Group Inc	21,224	2,253,352
		339,077,435
Water Utilities - 0.0%
American Water Works Co Inc (b)	161,724	22,355,109
Essential Utilities Inc	312,200	12,853,273
		35,208,382
TOTAL UTILITIES		2,460,654,625
TOTAL UNITED STATES		141,422,028,978
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	152,200	5,062,535
TOTAL COMMON STOCKS (Cost $104,618,338,512)		147,516,753,377

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A (Cost $17,264,887)	68,500	29,387,185

Domestic Equity Funds - 42.6%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (c)	28,895,829	8,921,876,155
Fidelity Advisor Magellan Fund - Class Z (c)	609,033,433	9,360,843,868
Fidelity Advisor Small Cap Growth Fund - Class Z (c)	51,150,984	2,219,441,178
Fidelity Extended Market Index Fund (c)	18,265,519	2,132,134,016
Fidelity Growth Company Fund (c)	449,715,431	26,425,278,727
Fidelity SAI Inflation-Focused Fund (c)	15	2,018
Fidelity SAI Small-Mid Cap Momentum Index Fund (c)	574,507,242	3,159,789,830
Fidelity SAI U.S. Large Cap Index Fund (c)	121,990,984	3,757,322,305
Fidelity SAI U.S. Low Volatility Index Fund (c)	605,623,378	15,285,934,071
Fidelity SAI U.S. Momentum Index Fund (c)	57,619,882	1,352,338,639
Fidelity SAI U.S. Quality Index Fund (c)	1,159,614,894	31,147,256,058
Fidelity SAI U.S. Value Index Fund (c)	541,874,364	9,087,233,087
iShares Russell 2000 ETF (b)	250,000	73,482,500
iShares Russell 3000 ETF	230,000	100,312,200
TOTAL DOMESTIC EQUITY FUNDS (Cost $78,685,280,413)		113,023,244,652

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 5.375% 1/21/2029 (Cost $3,608,013)	3,630,000	3,617,295

Non-Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 3.875% 10/27/2027 (i)	4,700,000	4,653,664
Glencore Funding LLC 4.907% 4/1/2028 (i)	1,201,000	1,202,849
Glencore Funding LLC 5.4% 5/8/2028 (i)	3,900,000	3,932,356

TOTAL AUSTRALIA		9,788,869
BELGIUM - 0.0%
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (i)(k)	2,340,000	2,329,651
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	2,000,000	1,994,055
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (i)	4,208,000	4,154,528
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 3.85% 6/1/2027	6,000,000	5,968,986
Canadian Natural Resources Ltd 5% 12/15/2029	1,427,000	1,429,144
Enbridge Inc 4.2% 11/20/2028	2,923,000	2,888,812
Enbridge Inc 4.6% 6/20/2028	6,308,000	6,293,279
Enbridge Inc 5.25% 4/5/2027	1,675,000	1,681,848
Enbridge Inc 5.3% 4/5/2029	1,400,000	1,414,387
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	921,000	921,858
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,700,000	4,664,966
TOTAL ENERGY		25,263,280
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 4.247% 2/2/2030 (k)	5,350,000	5,266,376
Bank of Nova Scotia/The 4.404% 9/8/2028 (k)	7,200,000	7,179,537
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4019% 9/15/2028 (k)(l)	6,030,000	6,041,326
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (k)	6,250,000	6,257,180
Royal Bank of Canada 4.652% 7/10/2029 (k)	7,000,000	6,982,133
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.345% 11/3/2028 (k)(l)	6,300,000	6,311,760
TOTAL FINANCIALS		38,038,312
TOTAL CANADA		69,450,175
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA 4% 10/25/2026	3,600,000	3,586,140
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 1.549% 9/10/2027 (i)(k)	2,000,000	1,998,613
Danske Bank A/S 4.298% 4/1/2028 (i)(k)	4,600,000	4,592,958
Danske Bank A/S 5.427% 3/1/2028 (i)(k)	3,000,000	3,012,129
Danske Bank A/S 5.705% 3/1/2030 (i)(k)	4,500,000	4,571,022

TOTAL DENMARK		14,174,722
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 4% 1/13/2029 (i)	2,429,000	2,384,932
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (i)	4,740,000	4,702,937
BNP Paribas SA 4.792% 5/9/2029 (i)(k)	7,060,000	7,039,581
BPCE SA 6.612% 10/19/2027 (i)(k)	3,640,000	3,649,552
Societe Generale SA 4.857% 7/7/2029 (i)(k)	4,650,000	4,628,206
Societe Generale SA 5.249% 5/22/2029 (i)(k)	5,280,000	5,296,122
Societe Generale SA 5.5% 4/13/2029 (i)(k)	1,262,000	1,270,217
Societe Generale SA 5.519% 1/19/2028 (i)(k)	2,260,000	2,266,252
TOTAL FINANCIALS		28,852,867
TOTAL FRANCE		31,237,799
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (i)	3,000,000	2,997,062
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (i)	3,550,000	3,551,018
Volkswagen Group of America Finance LLC 6% 11/16/2026 (i)	3,900,000	3,914,548
TOTAL CONSUMER DISCRETIONARY		10,462,628
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (k)	6,000,000	5,955,336
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (k)	6,000,000	6,026,475
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (k)	5,860,000	6,000,197
TOTAL FINANCIALS		17,982,008
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (i)	8,339,000	8,228,187
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (i)	2,920,000	2,901,348
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (i)	1,660,000	1,665,371
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (i)	1,185,000	1,192,277
TOTAL INDUSTRIALS		5,758,996
TOTAL GERMANY		42,431,819
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (i)(k)	3,700,000	3,691,564
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	4,300,000	4,268,787
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	7,959,000	7,809,224
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,000,000	2,010,344
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,998,000	2,018,821
		16,107,176
TOTAL FINANCIALS		19,798,740
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (i)	3,800,000	3,777,961
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (i)	2,048,000	1,999,621
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (i)	3,094,000	3,098,468
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (i)	4,757,000	4,819,853
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (i)	2,571,000	2,626,312
TOTAL INDUSTRIALS		16,322,215
TOTAL IRELAND		36,120,955
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5% 6/29/2030 (i)(k)	3,814,000	3,792,787
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 3.5% 4/6/2028 (i)	6,300,000	6,176,185
ENEL Finance International NV 5.125% 6/26/2029 (i)	4,400,000	4,427,751
TOTAL UTILITIES		10,603,936
TOTAL ITALY		14,396,723
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.372% 7/27/2027 (i)	2,000,000	1,997,098
NTT Finance Corp 4.567% 7/16/2027 (i)	263,000	263,055
NTT Finance Corp 4.62% 7/16/2028 (i)	266,000	264,791
NTT Finance Corp 4.741% 3/31/2028 (i)	4,761,000	4,752,253
NTT Finance Corp 4.8279% 11/1/2029 (i)	2,370,000	2,354,988
NTT Finance Corp 5.104% 7/2/2027 (i)	3,000,000	3,012,675
TOTAL COMMUNICATION SERVICES		12,644,860
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (i)	2,296,000	2,302,142
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (k)	6,000,000	5,978,351
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (k)	982,000	981,322
Mizuho Financial Group Inc 4.782% 7/13/2030 (k)	7,000,000	6,948,839
Mizuho Financial Group Inc 5.382% 7/10/2030 (k)	1,170,000	1,182,106
Mizuho Financial Group Inc 5.414% 9/13/2028 (k)	2,000,000	2,015,220
Mizuho Financial Group Inc 5.667% 5/27/2029 (k)	4,080,000	4,138,130
TOTAL FINANCIALS		21,243,968
TOTAL JAPAN		36,190,970
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 2.47% 12/13/2029 (i)(k)	3,800,000	3,599,330
ABN AMRO Bank NV 6.339% 9/18/2027 (i)(k)	4,000,000	4,002,628
Cooperatieve Rabobank UA 3.649% 4/6/2028 (i)(k)	5,800,000	5,767,811
ING Groep NV 4.017% 3/28/2028 (k)	3,800,000	3,789,749
ING Groep NV 6.083% 9/11/2027 (k)	3,000,000	3,001,183
TOTAL FINANCIALS		20,160,701
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	2,190,000	2,153,572
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	4,314,000	4,269,955
TOTAL INFORMATION TECHNOLOGY		6,423,527
TOTAL NETHERLANDS		26,584,228
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.005% 8/25/2030 (k)	4,200,000	4,185,981
Banco Santander SA 5.365% 7/15/2028 (k)	3,800,000	3,822,532

TOTAL SPAIN		8,008,513
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 4.214% 4/10/2030 (i)(k)	5,930,000	5,809,510
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.557% 8/15/2027	5,380,000	5,334,703
Imperial Brands Finance PLC 4.5% 6/30/2028 (i)	4,883,000	4,855,986
Imperial Brands Finance PLC 6.125% 7/27/2027 (i)	2,000,000	2,024,035
TOTAL CONSUMER STAPLES		12,214,724
Financials - 0.1%
Banks - 0.1%
Barclays PLC 2.279% 11/24/2027 (k)	4,200,000	4,178,491
Barclays PLC 4.837% 9/10/2028 (k)	4,310,000	4,312,521
Barclays PLC 5.501% 8/9/2028 (k)	4,000,000	4,028,094
Barclays PLC 5.674% 3/12/2028 (k)	3,300,000	3,320,433
Barclays PLC 5.69% 3/12/2030 (k)	2,280,000	2,314,360
Barclays PLC 6.496% 9/13/2027 (k)	2,800,000	2,801,877
HSBC Holdings PLC 4.398% 3/10/2030 (k)	5,300,000	5,217,335
HSBC Holdings PLC 4.711% 5/12/2030 (k)	2,420,000	2,395,787
HSBC Holdings PLC 4.899% 3/3/2029 (k)	6,968,000	6,978,479
HSBC Holdings PLC 5.597% 5/17/2028 (k)	2,389,000	2,404,293
Lloyds Banking Group PLC 4.818% 6/13/2029 (k)	2,330,000	2,330,828
Lloyds Banking Group PLC 5.462% 1/5/2028 (k)	2,200,000	2,206,959
Lloyds Banking Group PLC 5.871% 3/6/2029 (k)	5,960,000	6,056,265
NatWest Group PLC 3.073% 5/22/2028 (k)	3,800,000	3,758,187
NatWest Group PLC 4.892% 5/18/2029 (k)	8,400,000	8,412,407
NatWest Group PLC 5.076% 1/27/2030 (k)	4,730,000	4,743,919
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7462% 5/23/2029 (k)(l)	5,000,000	5,027,172
Standard Chartered PLC 4.299% 1/13/2030 (i)(k)	2,987,000	2,935,564
Standard Chartered PLC 6.301% 1/9/2029 (i)(k)	3,170,000	3,226,362
		76,649,333
Financial Services - 0.0%
Nationwide Building Society 3.96% 7/18/2030 (i)(k)	2,440,000	2,366,132
Nationwide Building Society 6.557% 10/18/2027 (i)(k)	2,000,000	2,005,329
		4,371,461
TOTAL FINANCIALS		81,020,794
TOTAL UNITED KINGDOM		93,235,518
UNITED STATES - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (i)	746,000	735,335
Media - 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	6,500,000	6,034,229
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	3,620,000	3,547,318
Cox Communications Inc 3.35% 9/15/2026 (i)	2,000,000	1,999,158
		11,580,705
TOTAL COMMUNICATION SERVICES		12,316,040
Consumer Discretionary - 0.1%
Automobiles - 0.1%
American Honda Finance Corp 4.55% 4/10/2028	3,793,000	3,780,437
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.3705% 8/13/2027 (k)(l)	5,500,000	5,504,106
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.5042% 7/9/2027 (k)(l)	5,650,000	5,667,659
Ford Motor Co 4.346% 12/8/2026	4,933,000	4,929,022
General Motors Financial Co Inc 4.2% 10/27/2028	5,634,000	5,557,895
General Motors Financial Co Inc 4.75% 4/6/2029	7,140,000	7,098,303
General Motors Financial Co Inc 5% 4/9/2027	1,800,000	1,805,173
General Motors Financial Co Inc 5% 7/15/2027	7,500,000	7,529,091
General Motors Financial Co Inc 5.4% 5/8/2027	3,000,000	3,016,602
Hyundai Capital America 2.75% 9/27/2026 (i)	2,000,000	1,997,358
Hyundai Capital America 4.6% 4/6/2028 (i)	5,100,000	5,081,552
Hyundai Capital America 4.75% 6/18/2029 (i)	5,969,000	5,921,276
Hyundai Capital America 5.95% 9/21/2026 (i)	4,000,000	4,003,858
		61,892,332
Specialty Retail - 0.0%
AutoNation Inc 4.45% 1/15/2029	5,300,000	5,226,135
O'Reilly Automotive Inc 4.35% 6/1/2028	4,000,000	3,972,507
		9,198,642
TOTAL CONSUMER DISCRETIONARY		71,090,974
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (i)	1,960,000	1,956,230
Food Products - 0.0%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,243,000	2,227,025
Tobacco - 0.0%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.3069% 10/27/2028 (k)(l)	4,252,000	4,259,087
TOTAL CONSUMER STAPLES		8,442,342
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (i)	4,060,000	4,143,643
DCP Midstream Operating LP 5.625% 7/15/2027	2,809,000	2,829,623
Energy Transfer LP 6% 2/1/2029 (i)	3,900,000	3,920,051
Energy Transfer LP 6.05% 12/1/2026	3,900,000	3,911,348
MPLX LP 4.125% 3/1/2027	3,700,000	3,698,117
ONEOK Inc 4.25% 9/24/2027	383,000	381,957
Targa Resources Corp 4.35% 1/15/2029	3,804,000	3,765,725
Transcontinental Gas Pipe Line Co LLC 4% 3/15/2028	3,800,000	3,764,910
Western Gas Partners LP 6.35% 1/15/2029	3,600,000	3,708,676
Williams Cos Inc/The 4.9% 3/15/2029	2,150,000	2,152,989
TOTAL ENERGY		32,277,039
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 3.705% 4/24/2028 (k)	2,520,000	2,505,540
Bank of America Corp 3.824% 1/20/2028 (k)	4,560,000	4,548,482
Bank of America Corp 3.97% 3/5/2029 (k)	3,030,000	2,993,804
Bank of America Corp 4.623% 5/9/2029 (k)	5,100,000	5,088,929
Bank of America Corp 4.948% 7/22/2028 (k)	2,000,000	2,005,672
Bank of America Corp 4.979% 1/24/2029 (k)	5,500,000	5,521,669
Bank of America Corp 5.819% 9/15/2029 (k)	4,220,000	4,298,760
Bank of America Corp 5.933% 9/15/2027 (k)	3,700,000	3,702,438
Citigroup Inc 3.98% 3/20/2030 (k)	3,590,000	3,505,893
Citigroup Inc 4.075% 4/23/2029 (k)	4,652,000	4,600,834
Citigroup Inc 5.174% 2/13/2030 (k)	8,060,000	8,098,469
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (k)	3,000,000	2,994,708
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (k)	6,061,000	6,047,277
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (k)	3,000,000	2,990,245
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (k)	4,350,000	4,453,830
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3548% 4/12/2028 (k)(l)	4,525,000	4,527,158
JPMorgan Chase & Co 2.182% 6/1/2028 (k)	4,500,000	4,418,704
JPMorgan Chase & Co 4.505% 10/22/2028 (k)	5,000,000	4,993,194
JPMorgan Chase & Co 4.915% 1/24/2029 (k)	4,560,000	4,577,646
JPMorgan Chase & Co 4.979% 7/22/2028 (k)	6,100,000	6,121,938
JPMorgan Chase & Co 5.012% 1/23/2030 (k)	3,210,000	3,218,780
JPMorgan Chase & Co 5.04% 1/23/2028 (k)	2,200,000	2,204,393
JPMorgan Chase & Co 5.299% 7/24/2029 (k)	2,920,000	2,947,860
JPMorgan Chase & Co 5.571% 4/22/2028 (k)	2,384,000	2,398,462
JPMorgan Chase & Co 6.07% 10/22/2027 (k)	3,400,000	3,407,804
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4211% 11/17/2028 (k)(l)	5,300,000	5,309,664
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (k)	5,595,000	5,617,123
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (k)	5,960,000	6,046,054
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (k)	5,600,000	5,615,090
Regions Bank/Birmingham AL 4.755% 7/27/2029 (k)	2,520,000	2,510,083
Santander Holdings USA Inc 2.49% 1/6/2028 (k)	3,000,000	2,975,070
Truist Financial Corp 4.123% 6/6/2028 (k)	7,660,000	7,628,446
Truist Financial Corp 7.161% 10/30/2029 (k)	5,700,000	5,957,125
US Bancorp 6.787% 10/26/2027 (k)	3,720,000	3,733,349
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5511% 5/15/2028 (k)(l)	5,100,000	5,117,078
Wells Fargo & Co 2.393% 6/2/2028 (k)	5,900,000	5,803,320
Wells Fargo & Co 4.182% 1/23/2030 (k)	4,320,000	4,249,632
Wells Fargo & Co 4.9% 1/24/2028 (k)	3,722,000	3,727,859
Wells Fargo & Co 4.97% 4/23/2029 (k)	8,418,000	8,446,910
Wells Fargo & Co 5.707% 4/22/2028 (k)	5,700,000	5,739,751
Wells Fargo & Co 6.303% 10/23/2029 (k)	3,130,000	3,220,789
		183,869,832
Capital Markets - 0.0%
Athene Global Funding 4.95% 1/7/2027 (i)	1,810,000	1,812,877
Athene Global Funding 5.133% 6/1/2029 (i)	1,809,000	1,803,029
Athene Global Funding 5.38% 1/7/2030 (i)	511,000	508,787
Athene Global Funding 5.516% 3/25/2027 (i)	2,500,000	2,512,268
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (i)(k)(l)	7,300,000	7,321,749
Bank of New York Mellon 4.729% 4/20/2029 (k)	1,617,000	1,619,146
Equitable America Global Funding 4.65% 6/9/2028 (i)	5,984,000	5,957,797
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3519% 9/15/2027 (i)(k)(l)	3,343,000	3,348,028
GA Global Funding Trust 5.5% 1/8/2029 (i)	4,042,000	4,065,538
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (k)	2,000,000	1,998,622
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (k)	5,800,000	5,779,880
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (k)	3,580,000	3,555,305
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (k)	3,200,000	3,171,454
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9359% 4/23/2028 (k)(l)	3,625,000	3,642,639
LPL Holdings Inc 4.9% 4/3/2028	1,904,000	1,902,214
Morgan Stanley 3.591% 7/22/2028 (k)	3,000,000	2,969,708
Morgan Stanley 4.238% 1/9/2030 (k)	8,510,000	8,368,591
Morgan Stanley 4.868% 7/12/2029 (k)	3,007,000	3,007,288
Morgan Stanley 4.994% 4/12/2029 (k)	5,956,000	5,975,419
Morgan Stanley 5.164% 4/20/2029 (k)	9,260,000	9,320,092
Sammons Financial Group Global Funding 5.05% 1/10/2028 (i)	4,614,000	4,610,615
Sammons Financial Group Global Funding 5.1% 12/10/2029 (i)	6,251,000	6,202,768
		89,453,814
Consumer Finance - 0.0%
American Express Co 5.098% 2/16/2028 (k)	2,850,000	2,857,762
Capital One Financial Corp 1.878% 11/2/2027 (k)	3,700,000	3,682,640
Capital One Financial Corp 5.7% 2/1/2030 (k)	6,860,000	6,964,752
Capital One Financial Corp 7.149% 10/29/2027 (k)	4,400,000	4,417,509
Ford Motor Credit Co LLC 4.97% 4/6/2029	7,157,000	7,080,691
Ford Motor Credit Co LLC 5.431% 8/13/2029	2,003,000	2,002,559
Ford Motor Credit Co LLC 5.8% 3/5/2027	2,200,000	2,210,828
Ford Motor Credit Co LLC 5.85% 5/17/2027	5,000,000	5,030,911
Ford Motor Credit Co LLC 7.35% 11/4/2027	2,000,000	2,050,261
Stellantis Financial Services US Corp 4.95% 9/15/2028 (i)	2,839,000	2,814,696
Stellantis Financial Services US Corp 5.4% 6/15/2029 (i)	1,756,000	1,734,529
Synchrony Financial 5.45% 10/15/2030 (k)	636,000	635,501
		41,482,639
Financial Services - 0.0%
CNH Industrial Capital LLC 4.5% 10/8/2027	3,700,000	3,695,985
CNH Industrial Capital LLC 4.55% 4/10/2028	3,500,000	3,483,634
Corebridge Financial Inc 3.65% 4/5/2027	2,810,000	2,795,701
Fiserv Inc 5.45% 3/2/2028	3,900,000	3,928,020
Global Payments Inc 4.5% 11/15/2028	4,849,000	4,781,638
Jackson Financial Inc 5.17% 6/8/2027	2,000,000	2,006,723
		20,691,701
Insurance - 0.0%
Brown & Brown Inc 4.7% 6/23/2028	956,000	953,327
Corebridge Global Funding 4.9% 1/7/2028 (i)	2,236,000	2,241,608
Corebridge Global Funding 5.2% 1/12/2029 (i)	4,110,000	4,124,771
Equitable Financial Life Global Funding 1.4% 8/27/2027 (i)	2,370,000	2,298,890
Equitable Financial Life Global Funding 1.8% 3/8/2028 (i)	5,032,000	4,809,015
Fortitude Group Holdings LLC 6.25% 4/1/2030 (i)	2,924,000	2,950,276
Jackson National Life Global Funding 4.9% 1/13/2027 (i)	4,333,000	4,339,805
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.6066% 1/14/2028 (i)(k)(l)	2,500,000	2,494,207
Lincoln Financial Global Funding 5.3% 1/13/2030 (i)	3,097,000	3,110,965
Principal Life Global Funding II 4.65% 5/18/2029 (i)	6,740,000	6,681,013
RGA Global Funding 4.35% 8/25/2028 (i)	5,930,000	5,868,027
RGA Global Funding 5.448% 5/24/2029 (i)	5,600,000	5,673,936
Western-Southern Global Funding 4.25% 1/29/2029 (i)	5,001,000	4,922,917
		50,468,757
TOTAL FINANCIALS		385,966,743
Health Care - 0.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	342,000	344,092
Health Care Equipment & Supplies - 0.0%
Augusta SpinCo Corp 4.398% 3/23/2029	2,613,000	2,581,925
Health Care Providers & Services - 0.0%
CVS Health Corp 4.3% 3/25/2028	6,010,000	5,968,189
CVS Health Corp 5% 1/30/2029	4,140,000	4,158,387
CVS Health Corp 6.25% 6/1/2027	3,340,000	3,382,103
HCA Inc 4.5% 2/15/2027	4,000,000	4,000,635
HCA Inc 5% 3/1/2028	2,388,000	2,396,315
Icon Investments Six DAC 5.064% 8/13/2029 (i)	200,000	199,604
		20,105,233
TOTAL HEALTH CARE		23,031,250
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 6.259% 5/1/2027	2,302,000	2,326,557
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029	1,679,000	1,645,665
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.4% 3/24/2028 (i)	1,781,000	1,769,962
Sumisho Air Lease Corp 4.5% 3/24/2029 (i)	6,393,000	6,311,821
		8,081,783
TOTAL INDUSTRIALS		12,054,005
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,752,000	3,688,827
Dell International LLC / EMC Corp 4.75% 4/1/2028	4,400,000	4,403,704
Dell International LLC / EMC Corp 4.9% 10/1/2026	3,000,000	3,000,555
		11,093,086
Software - 0.0%
Oracle Corp 4.55% 2/4/2029	4,060,000	3,968,017
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.7545% 2/4/2029 (k)(l)	6,600,000	6,540,300
VMware LLC 1.8% 8/15/2028	4,000,000	3,785,926
		14,294,243
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	1,832,000	1,828,527
TOTAL INFORMATION TECHNOLOGY		27,215,856
Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (i)	4,420,000	4,338,128
Real Estate - 0.0%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 2/15/2028	7,030,000	7,015,015
VICI Properties LP 4.75% 4/1/2028	5,720,000	5,703,344
		12,718,359
Office REITs - 0.0%
Kilroy Realty LP 4.25% 8/15/2029	1,777,000	1,722,569
Specialized REITs - 0.0%
American Tower Corp 5.25% 7/15/2028	3,600,000	3,625,869
American Tower Corp 5.5% 3/15/2028	2,240,000	2,265,109
		5,890,978
TOTAL REAL ESTATE		20,331,906
Utilities - 0.0%
Electric Utilities - 0.0%
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (i)	1,976,000	1,973,586
Duquesne Light Holdings Inc 3.616% 8/1/2027 (i)	1,200,000	1,187,524
Emera US Finance LLC 4.5% 4/1/2029	6,942,000	6,854,786
Exelon Corp 5.15% 3/15/2029	586,000	590,250
FirstEnergy Corp 3.9% 7/15/2027 (m)	6,360,000	6,326,764
FirstEnergy Transmission LLC 2.866% 9/15/2028 (i)	4,170,000	4,008,308
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,656,000	2,662,459
Pacific Gas and Electric Co 2.1% 8/1/2027	3,189,000	3,113,718
Pinnacle West Capital Corp 4.9% 5/15/2028	795,000	796,761
Southern Co/The 5.5% 3/15/2029	893,000	907,131
Vistra Operations Co LLC 5.05% 12/30/2026 (i)	1,265,000	1,267,527
		29,688,814
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.2% 7/15/2029	7,225,000	7,226,547
Multi-Utilities - 0.0%
DTE Energy Co 4.875% 6/1/2028	3,617,000	3,623,561
TOTAL UTILITIES		40,538,922
TOTAL UNITED STATES		637,603,205
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,033,213,336)		1,030,948,797

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $504,144)	21,922	461,020

U.S. Treasury Obligations - 0.3%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/14/2027 (p)	3.88	165,000,000	162,643,242
US Treasury Bills 0% 10/29/2026	3.66	105,000,000	104,365,574
US Treasury Bills 0% 11/12/2026 (p)(q)	3.67 to 3.75	75,974,200	75,406,202
US Treasury Bills 0% 9/24/2026 (q)	3.69	18,600,000	18,556,626
US Treasury Bills 0% 9/3/2026	3.66	70,000	69,986
US Treasury Notes 3.5% 10/31/2027	3.47 to 3.87	175,857,400	174,318,648
US Treasury Notes 3.625% 5/31/2028 (p)	3.98 to 4.27	91,805,900	90,708,533
US Treasury Notes 4.25% 3/15/2027 (q)	3.57 to 4.69	157,069,800	157,300,905
TOTAL U.S. TREASURY OBLIGATIONS (Cost $784,795,394)			783,369,716

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	2,207,910,370	2,208,351,952
Fidelity Securities Lending Cash Central Fund (r)(s)	3.72	2,233,502,124	2,233,725,474
State Street Institutional U.S. Government Money Market Fund Premier Class (t)	3.62	464,729	464,729
TOTAL MONEY MARKET FUNDS (Cost $4,442,411,869)			4,442,542,155

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Bank of America Corp	Chicago Board Options Exchange	10,806	66,932,364	60	12/2026	2,415,141
ExxonMobil Holdings Corp	Chicago Board Options Exchange	5,427	87,347,565	145	12/2026	1,994,423
GE Aerospace	Chicago Board Options Exchange	2,907	97,590,897	340	12/2026	7,383,780
GE Vernova Inc	Chicago Board Options Exchange	666	59,842,098	860	12/2026	4,658,670
S&P 500 Index	Chicago Board Options Exchange	233	179,087,062	6,900	9/2026	1,164
S&P 500 Index	Chicago Board Options Exchange	233	179,087,062	6,875	9/2026	5,825
S&P 500 Index	Chicago Board Options Exchange	234	179,855,676	6,900	9/2026	11,115
S&P 500 Index	Chicago Board Options Exchange	234	179,855,676	7,025	9/2026	36,855
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	6,800	9/2026	41,125
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	6,725	9/2026	65,800
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	6,825	9/2026	105,750
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	6,900	9/2026	160,975
Wells Fargo & Co	Chicago Board Options Exchange	10,156	87,737,684	80	12/2026	2,325,724

						19,206,347
TOTAL PURCHASED OPTIONS (Cost $14,103,406)						19,206,347

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $190,095,719,143)	267,345,253,083
NET OTHER ASSETS (LIABILITIES) - (0.8)% (n)	(2,037,624,564)
NET ASSETS - 100.0%	265,307,628,519

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	27	9/2026	3,994,245	(36,953)
CME E-Mini S&P 500 Index Contracts (United States)	528	9/2026	20,325,360	205,757
CME E-Mini S&P 500 Index Contracts (United States)	4,925	9/2026	1,895,878,750	56,403,755
CME E-Mini S&P MidCap 400 Index Contracts (United States)	17	9/2026	6,404,070	(77,899)
TOTAL LONG				56,494,660
SHORT
CBOT 2Y US Treasury Notes Contracts (United States)	(1,136)	12/2026	(233,199,500)	592,674
TOTAL FUTURES CONTRACTS				57,087,334

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp	Chicago Board Options Exchange	4,564	28,269,416	65.00	9/2026	(77,588)
Bank of America Corp	Chicago Board Options Exchange	10,806	66,932,364	70.00	12/2026	(729,405)
ExxonMobil Holdings Corp	Chicago Board Options Exchange	5,427	87,347,565	180.00	1/2027	(2,550,690)
GE Aerospace	Chicago Board Options Exchange	2,536	85,136,056	410.00	9/2026	(10,144)
GE Aerospace	Chicago Board Options Exchange	2,907	97,590,897	400.00	12/2026	(1,584,315)
Wells Fargo & Co	Chicago Board Options Exchange	10,156	87,737,684	100.00	12/2026	(1,025,756)

						(5,977,898)
Put Options
S&P 500 Index	Chicago Board Options Exchange	233	179,087,062	7,640.00	9/2026	(72,230)
S&P 500 Index	Chicago Board Options Exchange	233	179,087,062	7,630.00	9/2026	(361,150)
S&P 500 Index	Chicago Board Options Exchange	234	179,855,676	7,625.00	9/2026	(472,680)
S&P 500 Index	Chicago Board Options Exchange	234	179,855,676	7,690.00	9/2026	(1,230,840)
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	7,600.00	9/2026	(789,600)
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	7,550.00	9/2026	(806,050)
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	7,575.00	9/2026	(1,082,175)
S&P 500 Index	Chicago Board Options Exchange	235	180,624,290	7,620.00	9/2026	(1,507,525)

						(6,322,250)
TOTAL WRITTEN OPTIONS (Premiums Received $(26,150,225))						(12,300,148)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 68 basis points	Monthly	BMO Capital Markets Corp	12/2026	102,533,644	906,152	0	906,152
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 65 basis points	Monthly	BMO Capital Markets Corp	12/2026	446,273,850	(778,834)	0	(778,834)
S&P 500 Index	Receives	At Maturity	U.S. SOFR Index plus 56 basis points	At Maturity	Goldman Sachs International	9/2026	274,634,655	1,355,298	0	1,355,298
TOTAL RETURN SWAPS								1,482,616	0	1,482,616
Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund.
(d)	Non-income producing.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $279,342,298.
(f)	Level 3 security.
(g)	Affiliated company.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $751,955,519 or 0.3% of net assets.

(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,792,070 or 0.0% of net assets.

(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Includes $9,602,424 of cash collateral to cover margin requirements for futures contracts.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $36,666,591.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $121,528,625.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
(t)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $467,513,461.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	8,995,849,477	-	-	-	-	(73,973,322)	8,921,876,155	28,895,829
Fidelity Advisor Magellan Fund - Class Z	9,549,644,232	-	-	-	-	(188,800,364)	9,360,843,868	609,033,433
Fidelity Advisor Small Cap Growth Fund - Class Z	2,153,967,919	-	-	-	-	65,473,259	2,219,441,178	51,150,984
Fidelity Cash Central Fund	2,293,214,580	6,427,207,219	6,512,153,076	21,247,179	(43,094)	126,323	2,208,351,952	2,207,910,370
Fidelity Extended Market Index Fund	3,759,607,850	-	1,719,809,171	-	617,485,408	(525,150,071)	2,132,134,016	18,265,519
Fidelity Growth Company Fund	26,402,792,955	-	-	-	-	22,485,772	26,425,278,727	449,715,431
Fidelity SAI Inflation-Focused Fund	1,870	-	-	-	-	148	2,018	15
Fidelity SAI Small-Mid Cap Momentum Index Fund	3,468,001,733	-	75,000,000	-	10,194,037	(243,405,940)	3,159,789,830	574,507,242
Fidelity SAI U.S. Large Cap Index Fund	3,103,251,274	3,493,136,575	2,917,884,916	-	27,349,961	51,469,411	3,757,322,305	121,990,984
Fidelity SAI U.S. Low Volatility Index Fund	13,253,163,991	1,435,616,811	-	-	-	597,153,269	15,285,934,071	605,623,378
Fidelity SAI U.S. Momentum Index Fund	3,095,772,497	1,235,108,989	3,000,000,000	-	758,445,952	(736,988,799)	1,352,338,639	57,619,882
Fidelity SAI U.S. Quality Index Fund	26,201,574,092	3,369,662,724	-	-	-	1,576,019,242	31,147,256,058	1,159,614,894
Fidelity SAI U.S. Value Index Fund	7,508,214,938	856,940,179	-	-	-	722,077,970	9,087,233,087	541,874,364
Fidelity Securities Lending Cash Central Fund	2,230,450,494	3,835,131,752	3,831,856,772	2,085,534	-	-	2,233,725,474	2,233,502,124
	112,015,507,902	20,652,804,249	18,056,703,935	23,332,713	1,413,432,264	1,266,486,898	117,291,527,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Disc Medicine Inc	131,476,030	27,431,368	2,449,040	-	201,486	16,452,188	173,112,032	2,201,043
Total	131,476,030	27,431,368	2,449,040	-	201,486	16,452,188	173,112,032

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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